UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.52%
Actual		$ 1,000.00	$ 1,059.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Service Class	.65%
Actual		$ 1,000.00	$ 1,058.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2.76%
Actual		$ 1,000.00	$ 1,059.00	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Investor Class	.59%
Actual		$ 1,000.00	$ 1,059.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.3
Chevron Corp.	1.5	0.6
JPMorgan Chase & Co.	1.3	1.5
Google, Inc. Class C	1.2	0.0
Capital One Financial Corp.	1.2	1.1
	8.0
Top Five Bond Issuers as of June 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.2	6.3
Fannie Mae	3.2	2.2
Ginnie Mae	1.1	1.2
Freddie Mac	1.1	1.1
Wachovia Bank Commercial Mortgage Trust	0.5	0.4
	13.1
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	15.4
Information Technology	13.2	12.8
Health Care	10.0	9.4
Consumer Discretionary	10.0	9.1
Energy	9.1	8.2
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks and Equity Futures 69.9%		Stocks and Equity Futures 67.4%
	Bonds 27.5%		Bonds 23.8%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 8.7%
* Foreign investments	9.8%	** Foreign investments	10.2%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	230,357	$ 7,721,567
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	34,500	892,860
Extended Stay America, Inc. unit	433,243	10,033,908
Las Vegas Sands Corp.	30,000	2,286,600
Marriott International, Inc. Class A	126,182	8,088,266
McDonald's Corp.	169,030	17,028,082
Panera Bread Co. Class A (a)	44,727	6,701,446
Starbucks Corp.	79,000	6,113,020
Wynn Resorts Ltd.	19,511	4,049,703
Yum! Brands, Inc.	212,426	17,248,991
		72,442,876
Internet & Catalog Retail - 0.6%
Ctrip.com International Ltd. sponsored ADR (a)	43,900	2,811,356
Liberty Interactive Corp. Series A (a)	436,848	12,825,857
Qunar Cayman Islands Ltd. sponsored ADR	21,907	625,445
		16,262,658
Media - 3.5%
Comcast Corp. Class A	84,210	4,520,393
DIRECTV (a)	156,001	13,261,645
Liberty Media Corp. Class A (a)	50,000	6,834,000
The Madison Square Garden Co. Class A (a)	187,562	11,713,247
The Walt Disney Co.	224,066	19,211,419
Twenty-First Century Fox, Inc. Class A	578,640	20,339,196
Viacom, Inc. Class B (non-vtg.)	165,986	14,395,966
		90,275,866
Multiline Retail - 0.5%
Dollar General Corp. (a)	207,442	11,898,873
Specialty Retail - 0.5%
TJX Companies, Inc.	268,223	14,256,052
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	134,700	10,445,985
Oxford Industries, Inc.	9,798	653,233
		11,099,218
TOTAL CONSUMER DISCRETIONARY		223,957,110
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	21,300	2,447,377
Coca-Cola Icecek Sanayi A/S	29,000	715,897
Diageo PLC sponsored ADR	25,600	3,258,112
Embotelladora Andina SA sponsored ADR	28,700	649,768
Monster Beverage Corp. (a)	52,200	3,707,766
Pernod Ricard SA	28,800	3,458,523

	Shares	Value
Remy Cointreau SA	27,900	$ 2,566,891
The Coca-Cola Co.	543,586	23,026,303
		39,830,637
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	200,376	15,102,339
Kroger Co.	222,337	10,990,118
Sysco Corp.	90,819	3,401,172
Wal-Mart Stores, Inc.	95,135	7,141,784
Whole Foods Market, Inc.	61,600	2,379,608
		39,015,021
Food Products - 0.8%
Bunge Ltd.	47,268	3,575,352
ConAgra Foods, Inc.	89,295	2,650,276
Keurig Green Mountain, Inc.	35,168	4,382,284
Mead Johnson Nutrition Co. Class A	80,952	7,542,298
Nestle SA	32,698	2,533,668
		20,683,878
Household Products - 1.2%
Procter & Gamble Co.	391,176	30,742,522
Personal Products - 0.1%
L'Oreal SA	10,100	1,740,497
Nu Skin Enterprises, Inc. Class A	12,100	894,916
		2,635,413
Tobacco - 1.5%
Altria Group, Inc.	373,000	15,643,620
British American Tobacco PLC sponsored ADR	173,619	20,674,551
Philip Morris International, Inc.	39,431	3,324,428
Souza Cruz SA	87,000	896,578
		40,539,177
TOTAL CONSUMER STAPLES		173,446,648
ENERGY - 7.5%
Energy Equipment & Services - 1.4%
Aspen Aerogels, Inc. (a)	95,473	949,479
C&J Energy Services, Inc. (a)	70,800	2,391,624
Dresser-Rand Group, Inc. (a)	67,200	4,282,656
Dril-Quip, Inc. (a)	25,600	2,796,544
FMC Technologies, Inc. (a)	82,800	5,056,596
Halliburton Co.	221,400	15,721,614
Ocean Rig UDW, Inc. (United States)	59,800	1,132,014
Oceaneering International, Inc.	49,600	3,875,248
Pacific Drilling SA (a)	26,260	262,600
		36,468,375
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	145,074	15,881,251
BG Group PLC	168,100	3,552,926
Cabot Oil & Gas Corp.	125,260	4,276,376
Carrizo Oil & Gas, Inc. (a)	35,300	2,444,878
Chevron Corp.	304,600	39,765,530
Continental Resources, Inc. (a)	29,900	4,725,396
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CVR Refining, LP	69,842	$ 1,746,748
Eclipse Resources Corp.	6,552	164,652
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
EOG Resources, Inc.	86,066	10,057,673
EQT Midstream Partners LP	12,300	1,189,902
Exxon Mobil Corp.	273,400	27,525,912
Gulfport Energy Corp. (a)	40,000	2,512,000
Memorial Resource Development Corp.	87,300	2,126,628
Noble Energy, Inc.	34,213	2,650,139
Peabody Energy Corp.	155,583	2,543,782
Phillips 66 Co.	151,826	12,211,365
Phillips 66 Partners LP	48,300	3,649,548
PrairieSky Royalty Ltd.	10,300	374,528
Spectra Energy Corp.	129,900	5,518,152
Suncor Energy, Inc.	63,680	2,715,374
Valero Energy Partners LP	80,600	4,054,986
Whiting Petroleum Corp. (a)	99,900	8,016,975
YPF SA Class D sponsored ADR	75,900	2,480,412
		160,185,133
TOTAL ENERGY		196,653,508
FINANCIALS - 10.7%
Banks - 4.1%
Bank of America Corp.	1,435,787	22,068,046
Citigroup, Inc.	324,954	15,305,333
Huntington Bancshares, Inc.	718,430	6,853,822
JPMorgan Chase & Co.	588,200	33,892,084
Societe Generale Series A	22,200	1,162,893
SunTrust Banks, Inc.	113,873	4,561,752
Synovus Financial Corp.	70,242	1,712,500
U.S. Bancorp	514,547	22,290,176
		107,846,606
Capital Markets - 1.5%
Ameriprise Financial, Inc.	66,572	7,988,640
BlackRock, Inc. Class A	38,172	12,199,771
Carlyle Group LP	28,100	954,276
E*TRADE Financial Corp. (a)	160,600	3,414,356
Evercore Partners, Inc. Class A	19,400	1,118,216
Invesco Ltd.	93,312	3,522,528
Northern Trust Corp.	49,900	3,204,079
Oaktree Capital Group LLC Class A	16,891	844,381
State Street Corp.	34,600	2,327,196
The Blackstone Group LP	74,150	2,479,576
		38,053,019
Consumer Finance - 1.6%
Capital One Financial Corp.	373,331	30,837,141
Discover Financial Services	72,100	4,468,758

	Shares	Value
Navient Corp.	177,752	$ 3,147,988
SLM Corp.	312,152	2,593,983
		41,047,870
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,228,309
Class B (a)	93,400	11,820,704
IntercontinentalExchange Group, Inc.	34,200	6,460,380
KBC Ancora (a)	32,400	978,921
PICO Holdings, Inc. (a)	48,568	1,153,976
		23,642,290
Insurance - 1.8%
AFLAC, Inc.	35,200	2,191,200
Direct Line Insurance Group PLC	878,613	4,056,870
esure Group PLC	254,300	1,159,832
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,200	1,992,525
Marsh & McLennan Companies, Inc.	208,633	10,811,362
MetLife, Inc.	300,991	16,723,060
Principal Financial Group, Inc.	16,700	843,016
The Travelers Companies, Inc.	88,228	8,299,608
Unum Group	49,100	1,706,716
		47,784,189
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	44,400	1,155,732
American Tower Corp.	25,498	2,294,310
Boston Properties, Inc.	47,500	5,613,550
Digital Realty Trust, Inc.	45,700	2,665,224
Piedmont Office Realty Trust, Inc. Class A	103,285	1,956,218
Senior Housing Properties Trust (SBI)	51,298	1,246,028
Sun Communities, Inc.	2,500	124,600
		15,055,662
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	204,506	6,552,372
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1
TOTAL FINANCIALS		279,982,009
HEALTH CARE - 9.4%
Biotechnology - 2.5%
Actelion Ltd.	23,462	2,968,467
Alexion Pharmaceuticals, Inc. (a)	64,450	10,070,313
Amgen, Inc.	121,109	14,335,672
Biogen Idec, Inc. (a)	44,891	14,154,581
Gilead Sciences, Inc. (a)	226,283	18,761,124
Vertex Pharmaceuticals, Inc. (a)	49,400	4,677,192
		64,967,349
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	656,880	8,388,358
Covidien PLC	171,768	15,490,038
Edwards Lifesciences Corp. (a)	31,700	2,721,128
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	36,500	$ 2,327,240
Quidel Corp. (a)	46,424	1,026,435
The Cooper Companies, Inc.	35,914	4,867,424
		34,820,623
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	71,300	2,377,142
Catamaran Corp. (a)	69,300	3,060,228
Cigna Corp.	118,100	10,861,657
HCA Holdings, Inc. (a)	127,700	7,199,726
Henry Schein, Inc. (a)	35,424	4,203,766
McKesson Corp.	72,828	13,561,302
		41,263,821
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (d)	120,800	3,074,360
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	127,300	7,312,112
Thermo Fisher Scientific, Inc.	91,217	10,763,606
		18,075,718
Pharmaceuticals - 3.2%
AbbVie, Inc.	244,329	13,789,929
Actavis PLC (a)	66,463	14,824,572
Bristol-Myers Squibb Co.	243,160	11,795,692
Forest Laboratories, Inc. (a)	8,600	851,400
Horizon Pharma, Inc. (a)	27,017	427,409
Horizon Pharma, Inc. warrants 9/25/17 (a)	164,400	1,875,541
Merck & Co., Inc.	154,859	8,958,593
Pfizer, Inc.	241,010	7,153,177
Roche Holding AG (participation certificate)	18,969	5,651,944
Salix Pharmaceuticals Ltd. (a)	26,300	3,244,105
Shire PLC	98,700	7,742,333
Teva Pharmaceutical Industries Ltd. sponsored ADR	139,300	7,302,106
		83,616,801
TOTAL HEALTH CARE		245,818,672
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	166,312	15,458,700
Meggitt PLC	618,500	5,356,015
TransDigm Group, Inc.	51,600	8,630,616
United Technologies Corp.	137,003	15,816,996
		45,262,327
Air Freight & Logistics - 0.5%
FedEx Corp.	81,148	12,284,184
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	151,600	4,831,492

	Shares	Value
Electrical Equipment - 1.1%
Acuity Brands, Inc.	28,511	$ 3,941,646
AMETEK, Inc.	272,891	14,266,741
Hubbell, Inc. Class B	88,113	10,851,116
		29,059,503
Industrial Conglomerates - 1.5%
Danaher Corp.	268,518	21,140,422
Roper Industries, Inc.	116,481	17,007,391
		38,147,813
Machinery - 0.4%
Cummins, Inc.	66,362	10,238,993
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	218,886	13,137,538
WageWorks, Inc. (a)	33,700	1,624,677
		14,762,215
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	190,694	14,069,403
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	43,917	11,166,776
TOTAL INDUSTRIALS		179,822,706
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
Cisco Systems, Inc.	300,559	7,468,891
Juniper Networks, Inc. (a)	112,528	2,761,437
Polycom, Inc. (a)	62,700	785,631
QUALCOMM, Inc.	136,108	10,779,754
		21,795,713
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	143,579	8,878,925
Internet Software & Services - 3.4%
ChannelAdvisor Corp. (a)	72,650	1,915,054
Cvent, Inc.	160,178	4,659,578
Demandware, Inc. (a)	41,171	2,856,032
Endurance International Group Holdings, Inc. (d)	107,792	1,648,140
Facebook, Inc. Class A (a)	133,204	8,963,297
Five9, Inc. (d)	180,500	1,299,600
Google, Inc.:
Class A (a)	35,454	20,728,890
Class C (a)	57,354	32,994,609
Naver Corp.	2,861	2,360,607
Opower, Inc. (d)	87,700	1,653,145
SciQuest, Inc. (a)	23,000	406,870
SPS Commerce, Inc. (a)	2,688	169,855
Tencent Holdings Ltd.	120,000	1,830,099
Trulia, Inc. (a)	22,088	1,046,529
Velti PLC (a)(g)	284,296	12,537
Wix.com Ltd. (a)	38,184	757,571
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	122,279	$ 4,295,661
Zoopla Property Group PLC	409,776	1,616,475
		89,214,549
IT Services - 0.9%
ASAC II LP (g)	444,553	6,824,329
Cognizant Technology Solutions Corp. Class A (a)	46,852	2,291,531
Fidelity National Information Services, Inc.	93,337	5,109,267
Lionbridge Technologies, Inc. (a)	84,956	504,639
Quindell PLC (d)	322,718	1,270,289
Sapient Corp. (a)	5,947	96,639
Visa, Inc. Class A	38,000	8,006,980
		24,103,674
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc. (a)	281,200	9,265,540
NXP Semiconductors NV (a)	303,909	20,112,698
		29,378,238
Software - 3.1%
Activision Blizzard, Inc.	37,500	836,250
Adobe Systems, Inc. (a)	128,231	9,278,795
Autodesk, Inc. (a)	90,100	5,079,838
CommVault Systems, Inc. (a)	47,102	2,316,005
Concur Technologies, Inc. (a)	13,400	1,250,756
Covisint Corp.	35,200	171,072
Electronic Arts, Inc. (a)	65,066	2,333,917
Fleetmatics Group PLC (a)	26,916	870,463
Imperva, Inc. (a)	85,779	2,245,694
Intuit, Inc.	35,100	2,826,603
Microsoft Corp.	710,829	29,641,569
MobileIron, Inc.	34,100	324,632
Oracle Corp.	294,679	11,943,340
Qlik Technologies, Inc. (a)	33,650	761,163
salesforce.com, Inc. (a)	192,900	11,203,632
		81,083,729
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	790,811	73,490,070
Electronics for Imaging, Inc. (a)	18,509	836,607
Hewlett-Packard Co.	181,400	6,109,552
		80,436,229
TOTAL INFORMATION TECHNOLOGY		334,891,057
MATERIALS - 2.9%
Chemicals - 2.4%
Airgas, Inc.	177,300	19,309,743
Cabot Corp.	30,280	1,755,937
Eastman Chemical Co.	62,696	5,476,496

	Shares	Value
FMC Corp.	73,200	$ 5,211,108
LyondellBasell Industries NV Class A	77,112	7,529,987
Methanex Corp.	27,300	1,687,813
Monsanto Co.	80,267	10,012,506
Potash Corp. of Saskatchewan, Inc.	102,100	3,882,871
Sigma Aldrich Corp.	46,500	4,718,820
W.R. Grace & Co. (a)	33,825	3,197,477
		62,782,758
Construction Materials - 0.2%
Vulcan Materials Co.	75,614	4,820,393
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	234,000	2,737,800
Rock-Tenn Co. Class A	34,622	3,655,737
		6,393,537
Metals & Mining - 0.1%
Carpenter Technology Corp.	30,800	1,948,100
TOTAL MATERIALS		75,944,788
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	159,000	5,622,240
Level 3 Communications, Inc. (a)	30,600	1,343,646
Verizon Communications, Inc.	552,552	27,036,369
		34,002,255
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	58,600	499,858
T-Mobile U.S., Inc. (a)	107,200	3,604,064
		4,103,922
TOTAL TELECOMMUNICATION SERVICES		38,106,177
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	89,700	5,002,569
Edison International	82,005	4,765,311
Exelon Corp.	136,200	4,968,576
FirstEnergy Corp.	16,400	569,408
NextEra Energy, Inc.	83,877	8,595,715
PPL Corp.	130,500	4,636,665
		28,538,244
Gas Utilities - 0.2%
National Fuel Gas Co.	52,953	4,146,220
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	12,100	405,471
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	148,400	5,520,480
The AES Corp.	70,029	1,088,951
		6,609,431
Multi-Utilities - 0.7%
Dominion Resources, Inc.	90,400	6,465,408
NiSource, Inc.	77,700	3,056,718
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	57,650	$ 2,768,353
Public Service Enterprise Group, Inc.	10,900	444,611
Sempra Energy	63,845	6,685,210
		19,420,300
TOTAL UTILITIES		59,119,666
TOTAL COMMON STOCKS (Cost $1,509,023,046)		1,807,742,341
Convertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	111,000	781,440
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (g)	48,671	1,698,618
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,497,724)		2,480,058
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17	$ 1,162,000	967,295
Cobalt International Energy, Inc. 2.625% 12/1/19	160,000	148,000
TOTAL CONVERTIBLE BONDS (Cost $1,307,035)		1,115,295
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/17/14 to 9/18/14 (e) (Cost $1,504,941)	1,505,000	1,504,964
Fixed-Income Funds - 29.0%
	Shares	Value
Fidelity High Income Central Fund 2 (f)	946,461	$ 112,960,104
Fidelity VIP Investment Grade Central Fund (f)	6,089,603	647,202,997
TOTAL FIXED-INCOME FUNDS (Cost $720,095,090)		760,163,101
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	43,829,508	43,829,508
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	997,732	997,732
TOTAL MONEY MARKET FUNDS (Cost $44,827,240)		44,827,240
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,279,255,076)	2,617,832,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,081,769)
NET ASSETS - 100%	$ 2,616,751,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
158 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 15,423,960	$ 139,247

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $724,973.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,535,484 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 4,445,530
Mobileye NV Series F	8/15/13	$ 1,698,618
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,026
Fidelity High Income Central Fund 2	3,249,133
Fidelity Securities Lending Cash Central Fund	25,534
Fidelity VIP Investment Grade Central Fund	8,873,298
Total	$ 12,186,991
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 107,889,655	$ 3,249,133	$ -	$ 112,960,104	13.0%
Fidelity VIP Investment Grade Central Fund	501,202,484	128,575,856	-	647,202,997	15.5%
Total	$ 609,092,139	$ 131,824,989	$ -	$ 760,163,101
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 223,957,110	$ 223,957,110	$ -	$ -
Consumer Staples	174,228,088	169,247,043	4,981,045	-
Energy	196,653,508	195,704,029	949,479	-
Financials	279,982,009	279,982,008	-	1
Health Care	245,818,672	230,548,854	15,269,818	-
Industrials	179,822,706	179,822,706	-	-
Information Technology	336,589,675	328,054,191	12,537	8,522,947
Materials	75,944,788	75,944,788	-	-
Telecommunication Services	38,106,177	38,106,177	-	-
Utilities	59,119,666	59,119,666	-	-
Corporate Bonds	1,115,295	-	1,115,295	-
U.S. Government and Government Agency Obligations	1,504,964	-	1,504,964	-
Fixed-Income Funds	760,163,101	760,163,101	-	-
Money Market Funds	44,827,240	44,827,240	-	-
Total Investments in Securities:	$ 2,617,832,999	$ 2,585,476,913	$ 23,833,138	$ 8,522,948
Derivative Instruments:
Assets
Futures Contracts	$ 139,247	$ 139,247	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 139,247	$ -
Total Value of Derivatives	$ 139,247	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	12.6%
AAA,AA,A	3.6%
BBB	6.7%
BB	1.4%
B	2.4%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.1%
Equities	69.9%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,031,000) - See accompanying schedule: Unaffiliated issuers (cost $1,514,332,746)	$ 1,812,842,658
Fidelity Central Funds (cost $764,922,330)	804,990,341
Total Investments (cost $2,279,255,076)		$ 2,617,832,999
Receivable for investments sold		13,551,112
Receivable for fund shares sold		2,276,854
Dividends receivable		1,286,037
Interest receivable		12,357
Distributions receivable from Fidelity Central Funds		14,439
Receivable for daily variation margin for derivative instruments		3,160
Other receivables		20,495
Total assets		2,634,997,453

Liabilities
Payable to custodian bank	$ 2,196,959
Payable for investments purchased	13,207,922
Payable for fund shares redeemed	464,099
Accrued management fee	863,435
Distribution and service plan fees payable	97,928
Other affiliated payables	353,933
Other payables and accrued expenses	64,215
Collateral on securities loaned, at value	997,732
Total liabilities		18,246,223

Net Assets		$ 2,616,751,230
Net Assets consist of:
Paid in capital		$ 2,247,948,575
Undistributed net investment income		19,712,112
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,373,791
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		338,716,752
Net Assets		$ 2,616,751,230

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($215,098,626 ÷ 12,853,817 shares)	$ 16.73

Service Class: Net Asset Value, offering price and redemption price per share ($3,292,177 ÷ 197,671 shares)	$ 16.65

Service Class 2: Net Asset Value, offering price and redemption price per share ($473,850,205 ÷ 28,877,580 shares)	$ 16.41

Investor Class: Net Asset Value, offering price and redemption price per share ($1,924,510,222 ÷ 115,777,225 shares)	$ 16.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 15,378,628
Interest		44,250
Income from Fidelity Central Funds		12,186,991
Total income		27,609,869

Expenses
Management fee	$ 4,989,517
Transfer agent fees	1,551,718
Distribution and service plan fees	563,094
Accounting and security lending fees	474,568
Custodian fees and expenses	69,646
Independent trustees' compensation	4,928
Audit	38,676
Legal	2,591
Miscellaneous	10,773
Total expenses before reductions	7,705,511
Expense reductions	(35,526)	7,669,985
Net investment income (loss)		19,939,884
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,827,018
Foreign currency transactions	(9,035)
Futures contracts	1,790,629
Total net realized gain (loss)		25,608,612
Change in net unrealized appreciation (depreciation) on: Investment securities	100,513,506
Assets and liabilities in foreign currencies	(9,145)
Futures contracts	139,247
Total change in net unrealized appreciation (depreciation)		100,643,608
Net gain (loss)		126,252,220
Net increase (decrease) in net assets resulting from operations		$ 146,192,104

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,939,884	$ 31,408,611
Net realized gain (loss)	25,608,612	328,080,161
Change in net unrealized appreciation (depreciation)	100,643,608	29,764,282
Net increase (decrease) in net assets resulting from operations	146,192,104	389,253,054
Distributions to shareholders from net investment income	-	(33,357,673)
Distributions to shareholders from net realized gain	(275,772,507)	(97,518,977)
Total distributions	(275,772,507)	(130,876,650)
Share transactions - net increase (decrease)	315,852,000	218,497,698
Total increase (decrease) in net assets	186,271,597	476,874,102

Net Assets
Beginning of period	2,430,479,633	1,953,605,531
End of period (including undistributed net investment income of $19,712,112 and distributions in excess of net investment income of $227,772, respectively)	$ 2,616,751,230	$ 2,430,479,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 15.76	$ 14.63	$ 15.50	$ 13.41	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.14	.26	.26	.26	.25	.23
Net realized and unrealized gain (loss)	.82	2.76	1.91	(.83)	2.17	3.57
Total from investment operations	.96	3.02	2.17	(.57)	2.42	3.80
Distributions from net investment income	-	(.27)	(.26)H	(.26)	(.25)	(.22)
Distributions from net realized gain	(1.99)	(.76)	(.78)H	(.04)	(.08)	(.04)
Total distributions	(1.99)	(1.02)K	(1.04)	(.30)	(.33)	(.26)J
Net asset value, end of period	$ 16.73	$ 17.76	$ 15.76	$ 14.63	$ 15.50	$ 13.41
Total ReturnB, C, D	5.99%	19.66%	15.07%	(3.61)%	18.07%	38.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.52%A	.53%	.54%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.52%A	.52%	.54%	.54%	.54%	.56%
Expenses net of all reductions	.51%A	.52%	.53%	.53%	.54%	.55%
Net investment income (loss)	1.70%A	1.54%	1.69%	1.67%	1.75%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,099	$ 207,796	$ 178,915	$ 171,959	$ 202,766	$ 185,849
Portfolio turnover rateG	54%A	95%	48%	47%	62%	63%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.02 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.755 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.70	$ 15.71	$ 14.58	$ 15.45	$ 13.36	$ 9.84
Income from Investment Operations
Net investment income (loss) E	.13	.24	.24	.24	.23	.22
Net realized and unrealized gain (loss)	.81	2.75	1.91	(.83)	2.17	3.54
Total from investment operations	.94	2.99	2.15	(.59)	2.40	3.76
Distributions from net investment income	-	(.24)	(.23)H	(.24)	(.23)	(.21)
Distributions from net realized gain	(1.99)	(.76)	(.78)H	(.04)	(.08)	(.04)
Total distributions	(1.99)	(1.00)	(1.02)K	(.28)	(.31)	(.24)J
Net asset value, end of period	$ 16.65	$ 17.70	$ 15.71	$ 14.58	$ 15.45	$ 13.36
Total ReturnB, C, D	5.89%	19.50%	14.95%	(3.78)%	17.99%	38.36%
Ratios to Average Net Assets F, I
Expenses before reductions	.65%A	.66%	.67%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.65%A	.66%	.67%	.67%	.67%	.69%
Expenses net of all reductions	.65%A	.66%	.67%	.67%	.67%	.69%
Net investment income (loss)	1.57%A	1.41%	1.55%	1.54%	1.62%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,292	$ 3,474	$ 3,548	$ 3,930	$ 5,126	$ 6,221
Portfolio turnover rateG	54%A	95%	48%	47%	62%	63%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.24 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.02 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.784 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 15.53	$ 14.43	$ 15.29	$ 13.24	$ 9.75
Income from Investment Operations
Net investment income (loss) E	.12	.21	.22	.22	.21	.20
Net realized and unrealized gain (loss)	.81	2.71	1.89	(.81)	2.13	3.53
Total from investment operations	.93	2.92	2.11	(.59)	2.34	3.73
Distributions from net investment income	-	(.23)	(.22)H	(.23)	(.21)	(.20)
Distributions from net realized gain	(1.99)	(.76)	(.78)H	(.04)	(.08)	(.04)
Total distributions	(1.99)	(.98)L	(1.01)K	(.27)	(.29)	(.24)J
Net asset value, end of period	$ 16.41	$ 17.47	$ 15.53	$ 14.43	$ 15.29	$ 13.24
Total ReturnB, C, D	5.90%	19.28%	14.82%	(3.83)%	17.76%	38.32%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%A	.78%	.78%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.76%A	.77%	.78%	.79%	.79%	.81%
Expenses net of all reductions	.76%A	.77%	.78%	.78%	.79%	.80%
Net investment income (loss)	1.45%A	1.29%	1.44%	1.43%	1.50%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,850	$ 436,060	$ 353,711	$ 290,719	$ 260,051	$ 195,356
Portfolio turnover rateG	54%A	95%	48%	47%	62%	63%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.24 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.01 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.784 per share. LTotal distributions of $.98 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.755 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 15.68	$ 14.56	$ 15.43	$ 13.35	$ 9.83
Income from Investment Operations
Net investment income (loss) E	.13	.25	.25	.24	.23	.22
Net realized and unrealized gain (loss)	.82	2.74	1.90	(.82)	2.17	3.55
Total from investment operations	.95	2.99	2.15	(.58)	2.40	3.77
Distributions from net investment income	-	(.26)	(.24)H	(.25)	(.24)	(.21)
Distributions from net realized gain	(1.99)	(.76)	(.78)H	(.04)	(.08)	(.04)
Total distributions	(1.99)	(1.01)L	(1.03)K	(.29)	(.32)	(.25)J
Net asset value, end of period	$ 16.62	$ 17.66	$ 15.68	$ 14.56	$ 15.43	$ 13.35
Total ReturnB, C, D	5.96%	19.54%	14.99%	(3.71)%	17.99%	38.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.59%A	.61%	.62%	.62%	.63%	.65%
Expenses net of fee waivers, if any	.59%A	.60%	.62%	.62%	.62%	.65%
Expenses net of all reductions	.59%A	.60%	.61%	.62%	.62%	.65%
Net investment income (loss)	1.62%A	1.46%	1.61%	1.59%	1.67%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,924,510	$ 1,783,149	$ 1,417,431	$ 1,264,520	$ 1,349,726	$ 1,178,752
Portfolio turnover rateG	54%A	95%	48%	47%	62%	63%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.03 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.784 per share. LTotal distributions of $1.01 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.755 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 363,489,553
Gross unrealized depreciation	(22,447,090)
Net unrealized appreciation (depreciation) on securities and other investments	$ 341,042,463

Tax cost	$ 2,276,790,536

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,790,629 and a change in net unrealized appreciation (depreciation) of $139,247 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $848,139,436 and $647,605,035, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,654
Service Class 2	561,440
$ 563,094

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 70,084
Service Class	1,730
Service Class 2	147,739
Investor Class	1,332,165
$ 1,551,718

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,494 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $77,285. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,534, including $202 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35,496 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 3,036,449
Service Class	-	47,132
Service Class 2	-	5,478,132
Investor Class	-	24,795,960
Total	$ -	$ 33,357,673
From net realized gain
Initial Class	$ 23,163,590	$ 8,569,800
Service Class	386,685	155,930
Service Class 2	49,989,404	17,863,535
Investor Class	202,232,828	70,929,712
Total	$ 275,772,507	$ 97,518,977

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	425,694	1,276,940	$ 7,032,348	$ 21,374,238
Reinvestment of distributions	1,454,999	691,557	23,163,590	11,606,249
Shares redeemed	(725,965)	(1,618,769)	(11,971,659)	(27,271,458)
Net increase (decrease)	1,154,728	349,728	$ 18,224,279	$ 5,709,029
Service Class
Shares sold	5,313	8,478	$ 86,900	$ 147,657
Reinvestment of distributions	24,397	12,178	386,685	203,062
Shares redeemed	(28,346)	(50,173)	(460,569)	(845,653)
Net increase (decrease)	1,364	(29,517)	$ 13,016	$ (494,934)
Service Class 2
Shares sold	2,418,975	4,748,689	$ 39,164,106	$ 78,791,669
Reinvestment of distributions	3,198,298	1,413,454	49,989,404	23,341,667
Shares redeemed	(1,693,464)	(3,989,039)	(27,459,803)	(66,438,262)
Net increase (decrease)	3,923,809	2,173,104	$ 61,693,707	$ 35,695,074
Investor Class
Shares sold	3,967,969	8,365,983	$ 65,245,900	$ 140,968,278
Reinvestment of distributions	12,783,365	5,729,498	202,232,828	95,725,672
Shares redeemed	(1,929,771)	(3,521,692)	(31,557,730)	(59,105,421)
Net increase (decrease)	14,821,563	10,573,789	$ 235,920,998	$ 177,588,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 80% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0814
1.705697.116

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.57%
Actual		$ 1,000.00	$ 1,064.00	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 2.86
Service Class	.67%
Actual		$ 1,000.00	$ 1,063.90	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class 2.82%
Actual		$ 1,000.00	$ 1,063.00	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Investor Class	.65%
Actual		$ 1,000.00	$ 1,063.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.8
Apple, Inc.	3.7	3.8
Microsoft Corp.	3.2	2.8
General Electric Co.	3.0	3.0
Chevron Corp.	2.8	2.4
Citigroup, Inc.	2.1	2.1
Target Corp.	2.0	1.7
Verizon Communications, Inc.	1.9	1.2
Comcast Corp. Class A (special) (non-vtg.)	1.9	1.7
Procter & Gamble Co.	1.8	1.9
	26.4
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	18.7
Financials	19.1	19.1
Consumer Staples	12.2	11.9
Energy	11.9	11.8
Industrials	11.4	11.2
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 99.5%		Stocks 98.8%
	Bonds 0.2%		Bonds 0.3%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	13.5%	** Foreign investments	13.9%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	107,992	$ 3,619,892
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	72,500	3,354,575
Domino's Pizza, Inc.	6,100	445,849
McDonald's Corp.	71,309	7,183,669
Yum! Brands, Inc.	117,089	9,507,627
		20,491,720
Household Durables - 0.1%
Tupperware Brands Corp.	15,200	1,272,240
Media - 3.8%
Comcast Corp. Class A (special) (non-vtg.)	388,171	20,701,159
Lamar Advertising Co. Class A	18,300	969,900
Scripps Networks Interactive, Inc. Class A	10,155	823,977
Sinclair Broadcast Group, Inc. Class A	129,518	4,500,751
Time Warner, Inc.	207,649	14,587,342
		41,583,129
Multiline Retail - 2.0%
Target Corp.	373,277	21,631,402
Specialty Retail - 1.6%
DSW, Inc. Class A	45,800	1,279,652
Lewis Group Ltd.	65,859	401,285
Lowe's Companies, Inc.	305,517	14,661,761
Sally Beauty Holdings, Inc. (a)	4,400	110,352
Staples, Inc.	94,139	1,020,467
		17,473,517
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	12,950	1,311,668
TOTAL CONSUMER DISCRETIONARY		107,383,568
CONSUMER STAPLES - 12.2%
Beverages - 3.7%
Diageo PLC	114,354	3,642,072
Molson Coors Brewing Co. Class B	46,491	3,447,773
PepsiCo, Inc.	105,543	9,429,212
Pernod Ricard SA	9,200	1,104,806
Remy Cointreau SA	4,255	391,474
SABMiller PLC	80,700	4,679,166
The Coca-Cola Co.	423,053	17,920,525
		40,615,028
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	85,764	6,464,033
Kroger Co.	71,238	3,521,294
Walgreen Co.	109,023	8,081,875
		18,067,202
Food Products - 0.5%
Kellogg Co.	79,277	5,208,499

	Shares	Value
Household Products - 1.9%
Procter & Gamble Co.	248,350	$ 19,517,827
Svenska Cellulosa AB (SCA) (B Shares)	54,045	1,408,241
		20,926,068
Tobacco - 4.5%
British American Tobacco PLC sponsored ADR	159,357	18,976,232
Lorillard, Inc.	235,655	14,367,885
Philip Morris International, Inc.	128,438	10,828,608
Reynolds American, Inc.	87,700	5,292,695
		49,465,420
TOTAL CONSUMER STAPLES		134,282,217
ENERGY - 11.7%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	73,636	4,091,953
National Oilwell Varco, Inc.	7,000	576,450
Oceaneering International, Inc.	18,800	1,468,844
Schlumberger Ltd.	58,547	6,905,619
		13,042,866
Oil, Gas & Consumable Fuels - 10.5%
Access Midstream Partners LP	35,238	2,239,375
Apache Corp.	86,600	8,713,692
Atlas Pipeline Partners LP	62,821	2,161,042
BG Group PLC	468,732	9,907,021
Canadian Natural Resources Ltd.	131,150	6,026,226
Chevron Corp.	232,368	30,335,642
EQT Midstream Partners LP	9,800	948,052
EV Energy Partners LP	8,600	340,732
Exxon Mobil Corp.	21,538	2,168,446
Golar LNG Ltd.	24,800	1,490,480
Imperial Oil Ltd.	113,100	5,959,995
Magellan Midstream Partners LP	1,025	86,141
Markwest Energy Partners LP	123,412	8,833,831
MPLX LP	11,605	748,523
Occidental Petroleum Corp.	124,144	12,740,899
Peabody Energy Corp.	62,313	1,018,818
PrairieSky Royalty Ltd.	4,400	159,993
Suncor Energy, Inc.	263,660	11,242,707
The Williams Companies, Inc.	178,390	10,384,082
Western Gas Partners LP	14,600	1,116,608
		116,622,305
TOTAL ENERGY		129,665,171
FINANCIALS - 19.0%
Banks - 11.2%
Bank of America Corp.	1,014,132	15,587,209
Citigroup, Inc.	480,618	22,637,108
JPMorgan Chase & Co.	774,232	44,611,245
M&T Bank Corp.	14,379	1,783,715
PNC Financial Services Group, Inc.	85,172	7,584,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	470,077	$ 9,605,608
SunTrust Banks, Inc.	27,164	1,088,190
U.S. Bancorp	207,798	9,001,809
Wells Fargo & Co.	216,469	11,377,611
		123,277,062
Capital Markets - 4.5%
Apollo Investment Corp.	42,201	363,351
Ares Capital Corp.	46,491	830,329
Artisan Partners Asset Management, Inc.	5,900	334,412
BlackRock, Inc. Class A	3,700	1,182,520
Carlyle Group LP	29,200	991,632
Charles Schwab Corp.	351,284	9,460,078
Greenhill & Co., Inc.	3,700	182,225
Invesco Ltd.	24,200	913,550
KKR & Co. LP	291,493	7,092,025
Morgan Stanley, Inc.	219,083	7,082,953
Northern Trust Corp.	109,645	7,040,305
State Street Corp.	177,479	11,937,238
The Blackstone Group LP	53,200	1,779,008
		49,189,626
Diversified Financial Services - 0.6%
IntercontinentalExchange Group, Inc.	22,021	4,159,767
TPG Specialty Lending, Inc.	133,900	2,923,037
		7,082,804
Insurance - 1.7%
Arthur J. Gallagher & Co.	36,631	1,707,005
Brown & Brown, Inc.	17,900	549,709
Marsh & McLennan Companies, Inc.	50,842	2,634,632
MetLife, Inc.	224,739	12,486,499
MetLife, Inc. unit	48,500	1,549,090
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	81,286
		19,008,221
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	149,171	2,834,249
First Potomac Realty Trust	27,600	362,112
Gaming & Leisure Properties	13,000	441,610
Sun Communities, Inc.	81,869	4,080,351
		7,718,322
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(g)	35,800	666,954
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	161,250	2,388,113
TOTAL FINANCIALS		209,331,102

	Shares	Value
HEALTH CARE - 10.0%
Biotechnology - 1.1%
Amgen, Inc.	96,544	$ 11,427,913
Intercept Pharmaceuticals, Inc. (a)	2,600	615,238
		12,043,151
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	72,897	2,981,487
Ansell Ltd.	37,520	701,575
ResMed, Inc. (d)	42,802	2,167,065
St. Jude Medical, Inc.	45,122	3,124,699
Steris Corp.	8,800	470,624
Stryker Corp.	40,053	3,377,269
The Cooper Companies, Inc.	12,115	1,641,946
Zimmer Holdings, Inc.	26,900	2,793,834
		17,258,499
Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	17,100	1,150,510
McKesson Corp.	42,888	7,986,174
Patterson Companies, Inc.	58,543	2,313,034
Quest Diagnostics, Inc. (d)	71,965	4,223,626
UnitedHealth Group, Inc.	61,267	5,008,577
		20,681,921
Health Care Technology - 0.1%
Quality Systems, Inc.	43,763	702,396
Life Sciences Tools & Services - 0.0%
Lonza Group AG	5,392	586,748
Pharmaceuticals - 5.4%
AbbVie, Inc.	99,752	5,630,003
Astellas Pharma, Inc.	132,300	1,739,820
AstraZeneca PLC sponsored ADR	5,900	438,429
GlaxoSmithKline PLC sponsored ADR	199,894	10,690,331
Johnson & Johnson	159,359	16,672,139
Merck & Co., Inc.	92,938	5,376,463
Novartis AG sponsored ADR	70,725	6,402,734
Sanofi SA	28,852	3,066,666
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,703	7,899,851
Zoetis, Inc. Class A	51,091	1,648,707
		59,565,143
TOTAL HEALTH CARE		110,837,858
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.0%
Meggitt PLC	335,991	2,909,576
Rolls-Royce Group PLC	129,211	2,363,898
The Boeing Co.	83,617	10,638,591
United Technologies Corp.	55,487	6,405,974
		22,318,039
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	59,301	3,782,811
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)	107,200	$ 506,422
United Parcel Service, Inc. Class B	138,172	14,184,738
		18,473,971
Airlines - 0.0%
Copa Holdings SA Class A	3,500	498,995
Commercial Services & Supplies - 0.5%
ADT Corp.	81,507	2,847,855
KAR Auction Services, Inc.	75,558	2,408,033
Ritchie Brothers Auctioneers, Inc.	3,060	75,421
		5,331,309
Electrical Equipment - 0.4%
General Cable Corp.	35,312	906,106
Hubbell, Inc. Class B	31,079	3,827,379
		4,733,485
Industrial Conglomerates - 3.0%
General Electric Co.	1,268,750	33,342,750
Machinery - 0.3%
Ingersoll-Rand PLC	48,024	3,001,980
Stanley Black & Decker, Inc.	4,800	421,536
Valmont Industries, Inc.	2,200	334,290
		3,757,806
Professional Services - 0.5%
Acacia Research Corp.	71,289	1,265,380
Bureau Veritas SA	120,300	3,339,012
Exova Group Ltd. PLC (a)	109,500	461,000
		5,065,392
Road & Rail - 2.3%
CSX Corp.	352,247	10,852,730
J.B. Hunt Transport Services, Inc.	83,382	6,151,924
Kansas City Southern	13,100	1,408,381
Norfolk Southern Corp.	50,893	5,243,506
TransForce, Inc.	52,700	1,213,475
		24,870,016
Trading Companies & Distributors - 0.7%
Beijer Ref AB Series B	6,600	150,145
Brenntag AG	2,578	460,672
W.W. Grainger, Inc.	15,220	3,869,989
Watsco, Inc.	28,792	2,958,666
		7,439,472
TOTAL INDUSTRIALS		125,831,235

	Shares	Value
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	684,104	$ 16,999,984
QUALCOMM, Inc.	120,861	9,572,191
		26,572,175
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	24,118	14,101,071
Class C (a)	21,718	12,493,931
Yahoo!, Inc. (a)	161,185	5,662,429
		32,257,431
IT Services - 4.8%
Amadeus IT Holding SA Class A	4,900	202,092
Cognizant Technology Solutions Corp. Class A (a)	94,308	4,612,604
Computer Sciences Corp.	74,100	4,683,120
Fidelity National Information Services, Inc.	54,656	2,991,869
IBM Corp.	22,158	4,016,581
MasterCard, Inc. Class A	132,510	9,735,510
Paychex, Inc.	314,431	13,067,752
Quindell PLC	185,666	730,822
The Western Union Co.	159,099	2,758,777
Visa, Inc. Class A	48,494	10,218,171
		53,017,298
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	313,202	7,062,705
Broadcom Corp. Class A	236,594	8,782,369
Maxim Integrated Products, Inc.	64,416	2,177,905
		18,022,979
Software - 3.3%
Microsoft Corp.	837,613	34,928,462
Oracle Corp.	30,091	1,219,588
		36,148,050
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	442,458	41,117,622
EMC Corp.	146,807	3,866,896
First Data Holdings, Inc. Class B (g)	739,120	2,956,480
		47,940,998
TOTAL INFORMATION TECHNOLOGY		213,958,931
MATERIALS - 3.5%
Chemicals - 3.0%
Airgas, Inc.	55,801	6,077,287
E.I. du Pont de Nemours & Co.	53,652	3,510,987
FMC Corp.	40,138	2,857,424
Johnson Matthey PLC	15,200	806,412
Methanex Corp.	9,900	612,064
Monsanto Co.	81,219	10,131,258
Potash Corp. of Saskatchewan, Inc.	30,300	1,152,312
Royal DSM NV	27,100	1,973,776
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	12,795	$ 4,727,103
Tronox Ltd. Class A	29,600	796,240
		32,644,863
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	151,600	5,533,400
SunCoke Energy Partners LP	14,914	450,403
		5,983,803
TOTAL MATERIALS		38,628,666
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	433,280	21,200,390
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	13,350	487,008
TOTAL COMMON STOCKS (Cost $783,523,852)		1,091,606,146
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (g)	9,742	164,894
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	25,829	8,132,519
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,441,334)		8,297,413
Convertible Bonds - 0.2%
		Principal Amount (h)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 793,000	660,125
5% 10/15/18 (g)		470,000	375,812
Peabody Energy Corp. 4.75% 12/15/41		1,050,000	788,156
			1,824,093
TOTAL CONVERTIBLE BONDS (Cost $2,079,199)			1,824,093
Preferred Securities - 0.1%
		Principal Amount (h)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $629,609)	EUR	410,000	$ 638,473
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	211,767	211,767
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,120,483	3,120,483
TOTAL MONEY MARKET FUNDS (Cost $3,332,250)		3,332,250
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $796,006,244)		1,105,698,375
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,436,285)
NET ASSETS - 100%		$ 1,104,262,090
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $638,473 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,164,140 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 470,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 716,000
First Data Holdings, Inc. Class B	6/26/14	$ 2,956,480
NJOY, Inc. Series D	2/14/14	$ 164,894
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 639
Fidelity Securities Lending Cash Central Fund	50,584
Total	$ 51,223
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,548,462	$ 107,383,568	$ -	$ 164,894
Consumer Staples	134,282,217	130,640,145	3,642,072	-
Energy	129,665,171	129,665,171	-	-
Financials	209,331,102	207,115,058	1,549,090	666,954
Health Care	118,970,377	113,013,381	5,956,996	-
Industrials	125,831,235	125,831,235	-	-
Information Technology	213,958,931	211,002,451	-	2,956,480
Materials	38,628,666	33,901,563	4,727,103	-
Telecommunication Services	21,200,390	21,200,390	-	-
Utilities	487,008	487,008	-	-
Corporate Bonds	1,824,093	-	1,824,093	-
Preferred Securities	638,473	-	638,473	-
Money Market Funds	3,332,250	3,332,250	-	-
Total Investments in Securities:	$ 1,105,698,375	$ 1,083,572,220	$ 18,337,827	$ 3,788,328
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.5%
United Kingdom	6.4%
Canada	2.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,966,509) - See accompanying schedule: Unaffiliated issuers (cost $792,673,994)	$ 1,102,366,125
Fidelity Central Funds (cost $3,332,250)	3,332,250
Total Investments (cost $796,006,244)		$ 1,105,698,375
Cash		137,730
Receivable for investments sold		7,847,033
Receivable for fund shares sold		2,448,766
Dividends receivable		1,636,346
Interest receivable		27,004
Distributions receivable from Fidelity Central Funds		9,640
Other receivables		17,164
Total assets		1,117,822,058

Liabilities
Payable for investments purchased	$ 8,853,104
Payable for fund shares redeemed	936,399
Accrued management fee	411,404
Distribution and service plan fees payable	81,808
Other affiliated payables	105,146
Other payables and accrued expenses	51,624
Collateral on securities loaned, at value	3,120,483
Total liabilities		13,559,968

Net Assets		$ 1,104,262,090
Net Assets consist of:
Paid in capital		$ 777,023,943
Undistributed net investment income		10,086,732
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,455,766
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,695,649
Net Assets		$ 1,104,262,090

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($402,125,672 ÷ 19,745,954 shares)	$ 20.36

Service Class: Net Asset Value, offering price and redemption price per share ($138,862,605 ÷ 6,867,618 shares)	$ 20.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($337,103,785 ÷ 16,851,461 shares)	$ 20.00

Investor Class: Net Asset Value, offering price and redemption price per share ($226,170,028 ÷ 11,141,325 shares)	$ 20.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 13,548,442
Interest		52,541
Income from Fidelity Central Funds		51,223
Total income		13,652,206

Expenses
Management fee	$ 2,389,127
Transfer agent fees	437,754
Distribution and service plan fees	485,060
Accounting and security lending fees	175,205
Custodian fees and expenses	42,172
Independent trustees' compensation	2,095
Audit	36,351
Legal	1,408
Interest	332
Miscellaneous	4,827
Total expenses before reductions	3,574,331
Expense reductions	(6,998)	3,567,333
Net investment income (loss)		10,084,873
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,510,764
Foreign currency transactions	(1,133)
Total net realized gain (loss)		44,509,631
Change in net unrealized appreciation (depreciation) on: Investment securities	11,731,889
Assets and liabilities in foreign currencies	1,728
Total change in net unrealized appreciation (depreciation)		11,733,617
Net gain (loss)		56,243,248
Net increase (decrease) in net assets resulting from operations		$ 66,328,121

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,084,873	$ 16,839,410
Net realized gain (loss)	44,509,631	67,799,273
Change in net unrealized appreciation (depreciation)	11,733,617	180,286,020
Net increase (decrease) in net assets resulting from operations	66,328,121	264,924,703
Distributions to shareholders from net investment income	-	(17,008,344)
Distributions to shareholders from net realized gain	(279,591)	-
Total distributions	(279,591)	(17,008,344)
Share transactions - net increase (decrease)	(20,843,325)	11,243,608
Total increase (decrease) in net assets	45,205,205	259,159,967

Net Assets
Beginning of period	1,059,056,885	799,896,918
End of period (including undistributed net investment income of $10,086,732 and undistributed net investment income of $1,859, respectively)	$ 1,104,262,090	$ 1,059,056,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.14	$ 14.59	$ 12.59	$ 12.62	$ 11.07	$ 8.79
Income from Investment Operations
Net investment income (loss) E	.19	.33	.32	.22	.08	.10
Net realized and unrealized gain (loss)	1.04	4.55	2.01	(.01)	1.55	2.29
Total from investment operations	1.23	4.88	2.33	.21	1.63	2.39
Distributions from net investment income	-	(.33)	(.33)	(.24)	(.08)	(.11)
Distributions from net realized gain	(.01)	-	(.01)	-	-	-
Total distributions	(.01)	(.33)	(.33)I	(.24)	(.08)	(.11)
Net asset value, end of period	$ 20.36	$ 19.14	$ 14.59	$ 12.59	$ 12.62	$ 11.07
Total ReturnB, C, D	6.40%	33.56%	18.56%	1.69%	14.78%	27.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.57%A	.57%	.59%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.57%A	.57%	.59%	.59%	.59%	.61%
Expenses net of all reductions	.57%A	.57%	.58%	.58%	.58%	.60%
Net investment income (loss)	2.01%A	1.92%	2.29%	1.76%	.69%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,126	$ 385,028	$ 300,330	$ 262,594	$ 278,330	$ 274,101
Portfolio turnover rateG	50%A	48%	54%	126%	100%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.007 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.01	$ 14.49	$ 12.51	$ 12.54	$ 11.00	$ 8.73
Income from Investment Operations
Net investment income (loss) E	.18	.31	.31	.21	.07	.09
Net realized and unrealized gain (loss)	1.04	4.53	1.99	(.02)	1.54	2.28
Total from investment operations	1.22	4.84	2.30	.19	1.61	2.37
Distributions from net investment income	-	(.32)	(.31)	(.22)	(.07)	(.10)
Distributions from net realized gain	(.01)	-	(.01)	-	-	-
Total distributions	(.01)	(.32)	(.32)	(.22)	(.07)	(.10)
Net asset value, end of period	$ 20.22	$ 19.01	$ 14.49	$ 12.51	$ 12.54	$ 11.00
Total ReturnB, C, D	6.39%	33.46%	18.40%	1.57%	14.66%	27.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.67%A	.67%	.68%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.67%A	.67%	.68%	.69%	.68%	.70%
Expenses net of all reductions	.67%A	.67%	.67%	.68%	.68%	.70%
Net investment income (loss)	1.91%A	1.82%	2.19%	1.66%	.59%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,863	$ 139,248	$ 118,185	$ 121,871	$ 146,736	$ 165,361
Portfolio turnover rateG	50%A	48%	54%	126%	100%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.82	$ 14.35	$ 12.39	$ 12.43	$ 10.90	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.17	.28	.28	.19	.05	.07
Net realized and unrealized gain (loss)	1.02	4.48	1.98	(.03)	1.53	2.26
Total from investment operations	1.19	4.76	2.26	.16	1.58	2.33
Distributions from net investment income	-	(.29)	(.29)	(.20)	(.05)	(.08)
Distributions from net realized gain	(.01)	-	(.01)	-	-	-
Total distributions	(.01)	(.29)	(.30)	(.20)	(.05)	(.08)
Net asset value, end of period	$ 20.00	$ 18.82	$ 14.35	$ 12.39	$ 12.43	$ 10.90
Total ReturnB, C, D	6.30%	33.25%	18.25%	1.36%	14.55%	27.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.82%	.83%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.82%A	.82%	.83%	.84%	.83%	.85%
Expenses net of all reductions	.82%A	.82%	.82%	.83%	.83%	.85%
Net investment income (loss)	1.76%A	1.67%	2.04%	1.51%	.44%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,104	$ 342,586	$ 285,693	$ 273,491	$ 310,905	$ 319,760
Portfolio turnover rateG	50%A	48%	54%	126%	100%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.55	$ 12.56	$ 12.60	$ 11.05	$ 8.77
Income from Investment Operations
Net investment income (loss) E	.19	.32	.31	.21	.07	.09
Net realized and unrealized gain (loss)	1.03	4.54	2.01	(.02)	1.56	2.29
Total from investment operations	1.22	4.86	2.32	.19	1.63	2.38
Distributions from net investment income	-	(.32)	(.32)	(.23)	(.08)	(.10)
Distributions from net realized gain	(.01)	-	(.01)	-	-	-
Total distributions	(.01)	(.32)	(.33)	(.23)	(.08)	(.10)
Net asset value, end of period	$ 20.30	$ 19.09	$ 14.55	$ 12.56	$ 12.60	$ 11.05
Total ReturnB, C, D	6.37%	33.52%	18.46%	1.53%	14.72%	27.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.65%A	.65%	.67%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.65%A	.65%	.67%	.68%	.68%	.71%
Expenses net of all reductions	.65%A	.65%	.66%	.67%	.67%	.71%
Net investment income (loss)	1.93%A	1.84%	2.20%	1.67%	.60%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,170	$ 192,195	$ 95,689	$ 66,364	$ 60,029	$ 51,427
Portfolio turnover rateG	50%A	48%	54%	126%	100%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and certain foreign taxes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,118,821
Gross unrealized depreciation	(9,471,871)
Net unrealized appreciation (depreciation) on securities and other investments	$ 307,646,950

Tax cost	$ 798,051,425

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (33,540,248)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,211,176 and $267,512,337, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 67,954
Service Class 2	417,106
$ 485,060

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 130,810
Service Class	45,166
Service Class 2	110,824
Investor Class	150,954
$ 437,754

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,298 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,699,375.32%		$ 332

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $954 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,584, including $1,472 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,998 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 6,489,801
Service Class	-	2,279,412
Service Class 2	-	5,219,675
Investor Class	-	3,019,456
Total	$ -	$ 17,008,344
From net realized gain
Initial Class	$ 100,836	$ -
Service Class	36,213	-
Service Class 2	89,771	-
Investor Class	52,771	-
Total	$ 279,591	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	923,588	2,941,020	$ 17,725,548	$ 51,222,136
Reinvestment of distributions	5,462	353,305	100,836	6,489,801
Shares redeemed	(1,299,857)	(3,767,509)	(25,063,257)	(64,100,745)
Net increase (decrease)	(370,807)	(473,184)	$ (7,236,873)	$ (6,388,808)
Service Class
Shares sold	96,917	263,358	$ 1,848,293	$ 4,469,578
Reinvestment of distributions	1,975	124,926	36,213	2,279,412
Shares redeemed	(555,205)	(1,219,829)	(10,623,402)	(20,788,349)
Net increase (decrease)	(456,313)	(831,545)	$ (8,738,896)	$ (14,039,359)
Service Class 2
Shares sold	455,509	1,004,845	$ 8,656,776	$ 16,748,487
Reinvestment of distributions	4,946	288,940	89,771	5,219,675
Shares redeemed	(1,808,133)	(3,001,571)	(34,382,002)	(50,623,372)
Net increase (decrease)	(1,347,678)	(1,707,786)	$ (25,635,455)	$ (28,655,210)
Investor Class
Shares sold	1,678,136	4,891,737	$ 32,287,752	$ 84,332,051
Reinvestment of distributions	2,866	164,778	52,771	3,019,456
Shares redeemed	(609,467)	(1,563,122)	(11,572,624)	(27,024,522)
Net increase (decrease)	1,071,535	3,493,393	$ 20,767,899	$ 60,326,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0814
1.705698.116

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.67%
Actual		$ 1,000.00	$ 1,044.50	$ 3.40
Hypothetical A		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000.00	$ 1,043.90	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 1,043.30	$ 4.66
Hypothetical A		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.75%
Actual		$ 1,000.00	$ 1,044.00	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	4.1
salesforce.com, Inc.	4.0	3.8
Google, Inc. Class A	2.6	5.0
Regeneron Pharmaceuticals, Inc.	2.5	2.7
Google, Inc. Class C	2.5	0.0
Alkermes PLC	2.0	1.5
Seattle Genetics, Inc.	1.9	2.0
Microsoft Corp.	1.9	1.0
Keurig Green Mountain, Inc.	1.8	1.5
Comcast Corp. Class A	1.7	1.7
	25.9
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.6	34.6
Health Care	19.9	19.1
Consumer Discretionary	15.9	18.1
Consumer Staples	9.5	10.1
Industrials	7.6	7.2
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	7.0%	** Foreign investments	6.3%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.2%
Tenneco, Inc. (a)	16,800	$ 1,103,760
Automobiles - 0.3%
Tesla Motors, Inc. (a)(d)	6,000	1,440,360
Hotels, Restaurants & Leisure - 3.0%
Arcos Dorados Holdings, Inc. Class A (d)	35,200	394,240
Buffalo Wild Wings, Inc. (a)	8,800	1,458,248
Chipotle Mexican Grill, Inc. (a)	3,400	2,014,534
Chuy's Holdings, Inc. (a)	21,800	791,340
Dunkin' Brands Group, Inc.	31,900	1,461,339
Las Vegas Sands Corp.	19,364	1,475,924
McDonald's Corp.	20,000	2,014,800
Panera Bread Co. Class A (a)	7,600	1,138,708
Starbucks Corp.	45,300	3,505,314
Starwood Hotels & Resorts Worldwide, Inc.	9,100	735,462
The Cheesecake Factory, Inc.	9,500	440,990
		15,430,899
Household Durables - 0.9%
Harman International Industries, Inc.	15,900	1,708,137
Lennar Corp. Class A	35,300	1,481,894
SodaStream International Ltd. (a)(d)	8,279	278,174
Toll Brothers, Inc. (a)	14,900	549,810
Tupperware Brands Corp.	7,100	594,270
		4,612,285
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	16,800	5,456,304
JD.com, Inc. sponsored ADR (d)	3,700	105,487
priceline.com, Inc. (a)	1,900	2,285,700
		7,847,491
Media - 3.9%
AMC Networks, Inc. Class A (a)	26,300	1,617,187
Comcast Corp. Class A	163,800	8,792,784
DIRECTV (a)	11,400	969,114
IMAX Corp. (a)	60,500	1,723,040
Liberty Global PLC Class A (a)	11,100	490,842
Lions Gate Entertainment Corp.	33,600	960,288
News Corp. Class A (a)	7,175	128,720
The Walt Disney Co.	36,300	3,112,362
Twenty-First Century Fox, Inc. Class A	67,700	2,379,655
		20,173,992
Multiline Retail - 0.0%
Target Corp.	1,700	98,515
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A	16,100	696,325
Bed Bath & Beyond, Inc. (a)	9,700	556,586
Cabela's, Inc. Class A (a)(d)	4,400	274,560
CarMax, Inc. (a)	30,700	1,596,707
DSW, Inc. Class A	18,600	519,684

	Shares	Value
Five Below, Inc. (a)	17,400	$ 694,434
GNC Holdings, Inc.	20,200	688,820
Home Depot, Inc.	39,300	3,181,728
Lumber Liquidators Holdings, Inc. (a)(d)	53,400	4,055,730
TJX Companies, Inc.	39,900	2,120,685
		14,385,259
Textiles, Apparel & Luxury Goods - 3.3%
Fossil Group, Inc. (a)	20,900	2,184,468
Kate Spade & Co. (a)	30,600	1,167,084
lululemon athletica, Inc. (a)(d)	145,272	5,880,611
Michael Kors Holdings Ltd. (a)	34,300	3,040,695
NIKE, Inc. Class B	22,300	1,729,365
Prada SpA	58,700	415,423
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,700	854,590
Steven Madden Ltd. (a)	37,475	1,285,393
Under Armour, Inc. Class A (sub. vtg.) (a)	12,700	755,523
		17,313,152
TOTAL CONSUMER DISCRETIONARY		82,405,713
CONSUMER STAPLES - 9.5%
Beverages - 1.7%
Monster Beverage Corp. (a)	20,800	1,477,424
PepsiCo, Inc.	26,200	2,340,708
SABMiller PLC	14,800	858,137
The Coca-Cola Co.	94,600	4,007,256
		8,683,525
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	37,500	4,318,500
CVS Caremark Corp.	53,900	4,062,443
Fresh Market, Inc. (a)(d)	7,600	254,372
Wal-Mart Stores, Inc.	7,300	548,011
Walgreen Co.	42,200	3,128,286
Whole Foods Market, Inc.	28,900	1,116,407
		13,428,019
Food Products - 2.3%
Bunge Ltd.	8,700	658,068
Keurig Green Mountain, Inc.	74,600	9,295,906
Mead Johnson Nutrition Co. Class A	14,600	1,360,282
Mondelez International, Inc.	18,700	703,307
		12,017,563
Household Products - 0.7%
Procter & Gamble Co.	29,300	2,302,687
Svenska Cellulosa AB (SCA) (B Shares)	47,400	1,235,094
		3,537,781
Personal Products - 0.3%
Avon Products, Inc.	15,258	222,919
Herbalife Ltd.	20,800	1,342,432
		1,565,351
Tobacco - 1.9%
Altria Group, Inc.	115,600	4,848,264
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	4,900	$ 178,664
Lorillard, Inc.	28,200	1,719,354
Philip Morris International, Inc.	39,800	3,355,538
		10,101,820
TOTAL CONSUMER STAPLES		49,334,059
ENERGY - 5.2%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	13,260	809,788
Halliburton Co.	16,700	1,185,867
National Oilwell Varco, Inc.	11,903	980,212
Schlumberger Ltd.	50,500	5,956,475
		8,932,342
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	11,000	1,204,170
Cabot Oil & Gas Corp.	29,600	1,010,544
Chesapeake Energy Corp.	22,136	687,987
Concho Resources, Inc. (a)	10,200	1,473,900
Continental Resources, Inc. (a)	13,000	2,054,520
EOG Resources, Inc.	5,800	677,788
Golar LNG Ltd.	4,100	246,410
Hess Corp.	20,000	1,977,800
Marathon Petroleum Corp.	11,600	905,612
Noble Energy, Inc.	17,000	1,316,820
Occidental Petroleum Corp.	22,500	2,309,175
PDC Energy, Inc. (a)	7,100	448,365
Peabody Energy Corp.	18,500	302,475
Phillips 66 Co.	5,700	458,451
Pioneer Natural Resources Co.	3,800	873,278
Range Resources Corp.	2,100	182,595
Southwestern Energy Co. (a)	12,900	586,821
Valero Energy Corp.	21,000	1,052,100
		17,768,811
TOTAL ENERGY		26,701,153
FINANCIALS - 4.1%
Banks - 0.9%
Bank of America Corp.	45,600	700,872
Citigroup, Inc.	16,200	763,020
HDFC Bank Ltd. sponsored ADR	2,600	121,732
JPMorgan Chase & Co.	28,700	1,653,694
Signature Bank (a)	4,100	517,338
Wells Fargo & Co.	17,400	914,544
		4,671,200
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,700	543,320
Charles Schwab Corp.	69,800	1,879,714

	Shares	Value
Goldman Sachs Group, Inc.	3,709	$ 621,035
T. Rowe Price Group, Inc.	4,500	379,845
		3,423,914
Consumer Finance - 2.2%
American Express Co.	82,700	7,845,749
Discover Financial Services	58,900	3,650,622
		11,496,371
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	99,829	523,656
CME Group, Inc.	2,400	170,280
		693,936
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	3,587	596,446
Washington Prime Group, Inc. (a)	1,793	33,601
		630,047
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	15,800	401,794
TOTAL FINANCIALS		21,317,262
HEALTH CARE - 19.8%
Biotechnology - 15.5%
ACADIA Pharmaceuticals, Inc. (a)	32,918	743,618
Agios Pharmaceuticals, Inc. (d)	13,100	600,242
Alexion Pharmaceuticals, Inc. (a)	4,800	750,000
Alkermes PLC (a)	201,000	10,116,330
Alnylam Pharmaceuticals, Inc. (a)	32,102	2,027,883
Amarin Corp. PLC ADR (a)(d)	44,700	78,672
Amgen, Inc.	34,300	4,060,091
Biogen Idec, Inc. (a)	6,500	2,049,515
Bluebird Bio, Inc.	19,300	744,401
Celgene Corp. (a)	15,330	1,316,540
Celldex Therapeutics, Inc. (a)(d)	34,800	567,936
Cepheid, Inc. (a)	19,800	949,212
Clovis Oncology, Inc. (a)	3,000	124,230
Exelixis, Inc. (a)(d)	381,228	1,292,363
Geron Corp. (a)	187,100	600,591
Gilead Sciences, Inc. (a)	76,100	6,309,451
ImmunoGen, Inc. (a)(d)	194,763	2,307,942
Immunomedics, Inc. (a)(d)	220,869	806,172
Insmed, Inc. (a)	53,800	1,074,924
Intercept Pharmaceuticals, Inc. (a)	900	212,967
InterMune, Inc. (a)	22,200	980,130
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	648,459
Isis Pharmaceuticals, Inc. (a)(d)	215,106	7,410,402
Lexicon Pharmaceuticals, Inc. (a)(d)	1,461,263	2,352,633
Merrimack Pharmaceuticals, Inc. (a)(d)	89,800	654,642
NPS Pharmaceuticals, Inc. (a)	77,800	2,571,290
Ophthotech Corp.	9,500	401,945
Prothena Corp. PLC (a)	20,702	466,830
Receptos, Inc. (a)	26,400	1,124,640
Regeneron Pharmaceuticals, Inc. (a)	46,400	13,106,608
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regulus Therapeutics, Inc. (a)(d)	54,300	$ 436,572
Rigel Pharmaceuticals, Inc. (a)	111,306	404,041
Seattle Genetics, Inc. (a)(d)	261,838	10,015,304
Transition Therapeutics, Inc. (a)	139,014	934,174
uniQure B.V.	700	9,513
Vertex Pharmaceuticals, Inc. (a)	9,100	861,588
XOMA Corp. (a)	238,600	1,095,174
		80,207,025
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	13,300	543,970
Align Technology, Inc. (a)	7,400	414,696
Baxter International, Inc.	4,900	354,270
Cyberonics, Inc. (a)	10,200	637,092
Insulet Corp. (a)	20,200	801,334
Steris Corp.	26,200	1,401,176
		4,152,538
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)(d)	96,800	755,040
BioScrip, Inc. (a)	89,400	745,596
Catamaran Corp. (a)	4,600	203,132
Express Scripts Holding Co. (a)	17,926	1,242,810
McKesson Corp.	4,700	875,187
		3,821,765
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	117,600	1,887,480
athenahealth, Inc. (a)(d)	12,700	1,589,151
Castlight Health, Inc. Class B (d)	5,782	87,886
		3,564,517
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	14,200	2,535,268
Pharmaceuticals - 1.6%
AbbVie, Inc.	22,200	1,252,968
Actavis PLC (a)	6,600	1,472,130
Allergan, Inc.	12,000	2,030,640
Auxilium Pharmaceuticals, Inc. (a)(d)	37,300	748,238
Bristol-Myers Squibb Co.	8,300	402,633
Hospira, Inc. (a)	9,100	467,467
Johnson & Johnson	5,000	523,100
Mylan, Inc. (a)	20,700	1,067,292
Revance Therapeutics, Inc.	2,700	91,800
		8,056,268
TOTAL HEALTH CARE		102,337,381

	Shares	Value
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	17,700	$ 1,645,215
The Boeing Co.	10,900	1,386,807
		3,032,022
Air Freight & Logistics - 1.0%
FedEx Corp.	11,000	1,665,180
United Parcel Service, Inc. Class B	33,000	3,387,780
		5,052,960
Airlines - 2.2%
American Airlines Group, Inc.	29,300	1,258,728
Delta Air Lines, Inc.	25,800	998,976
Southwest Airlines Co.	81,000	2,175,660
Spirit Airlines, Inc. (a)	53,200	3,364,368
United Continental Holdings, Inc. (a)	80,500	3,306,135
		11,103,867
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	29,541	1,021,528
Electrical Equipment - 0.3%
Acuity Brands, Inc.	12,300	1,700,475
Industrial Conglomerates - 1.0%
3M Co.	10,000	1,432,400
Danaher Corp.	36,700	2,889,391
General Electric Co.	39,800	1,045,944
		5,367,735
Machinery - 0.5%
Caterpillar, Inc.	10,600	1,151,902
Cummins, Inc.	4,100	632,589
ITT Corp.	3,650	175,565
Xylem, Inc.	8,100	316,548
		2,276,604
Professional Services - 0.0%
Paylocity Holding Corp. (a)	600	12,978
Road & Rail - 1.8%
CSX Corp.	11,600	357,396
Hertz Global Holdings, Inc. (a)	68,300	1,914,449
J.B. Hunt Transport Services, Inc.	16,000	1,180,480
Kansas City Southern	2,000	215,020
Union Pacific Corp.	58,200	5,805,450
		9,472,795
Trading Companies & Distributors - 0.0%
Now, Inc.	2,975	107,725
TOTAL INDUSTRIALS		39,148,689
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 1.7%
Arista Networks, Inc.	1,100	68,629
Infinera Corp. (a)	151,700	1,395,640
QUALCOMM, Inc.	78,995	6,256,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	14,500	$ 299,135
ViaSat, Inc. (a)	13,100	759,276
		8,779,084
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	14,300	983,840
Trimble Navigation Ltd. (a)	46,800	1,729,260
		2,713,100
Internet Software & Services - 9.0%
Akamai Technologies, Inc. (a)	26,500	1,618,090
Cornerstone OnDemand, Inc. (a)	38,800	1,785,576
eBay, Inc. (a)	46,800	2,342,808
Facebook, Inc. Class A (a)	103,696	6,977,704
Google, Inc.:
Class A (a)	23,030	13,464,950
Class C (a)	22,730	13,076,114
LinkedIn Corp. (a)	2,800	480,116
Opower, Inc.	900	16,965
Qihoo 360 Technology Co. Ltd. ADR (a)	14,900	1,371,396
Rackspace Hosting, Inc. (a)	22,700	764,082
Tencent Holdings Ltd.	106,500	1,624,213
Twitter, Inc.	19,000	778,430
Web.com Group, Inc. (a)	66,100	1,908,307
Wix.com Ltd. (a)	11,900	236,096
		46,444,847
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	35,964	1,758,999
IBM Corp.	17,300	3,135,971
MasterCard, Inc. Class A	75,000	5,510,250
Visa, Inc. Class A	35,100	7,395,921
		17,801,141
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	27,800	626,890
Applied Micro Circuits Corp. (a)	198,100	2,141,461
Broadcom Corp. Class A	20,800	772,096
Cavium, Inc. (a)	9,700	481,702
Cree, Inc. (a)(d)	118,800	5,934,060
Cypress Semiconductor Corp. (d)	195,300	2,130,723
First Solar, Inc. (a)	17,600	1,250,656
Intel Corp.	15,400	475,860
Mellanox Technologies Ltd. (a)(d)	31,500	1,098,090
Micron Technology, Inc. (a)	33,300	1,097,235
NVIDIA Corp.	227,800	4,223,412
Rambus, Inc. (a)	171,000	2,445,300
Silicon Laboratories, Inc. (a)	84,700	4,171,475
Xilinx, Inc.	8,900	421,059
		27,270,019

	Shares	Value
Software - 9.2%
Adobe Systems, Inc. (a)	18,500	$ 1,338,660
Citrix Systems, Inc. (a)	5,100	319,005
Concur Technologies, Inc. (a)	17,100	1,596,114
Interactive Intelligence Group, Inc. (a)	20,200	1,133,826
Intuit, Inc.	7,400	595,922
Microsoft Corp.	236,700	9,870,390
NetSuite, Inc. (a)	19,600	1,702,848
Oracle Corp.	49,000	1,985,970
Qlik Technologies, Inc. (a)	32,200	728,364
Red Hat, Inc. (a)	76,800	4,244,736
salesforce.com, Inc. (a)	356,596	20,711,096
ServiceNow, Inc. (a)	21,300	1,319,748
Solera Holdings, Inc.	1,700	114,155
Splunk, Inc. (a)	5,700	315,381
The Rubicon Project, Inc.	1,528	19,620
TiVo, Inc. (a)	34,800	449,268
VMware, Inc. Class A (a)	3,500	338,835
Workday, Inc. Class A (a)	8,800	790,768
		47,574,706
Technology Hardware, Storage & Peripherals - 5.2%
3D Systems Corp. (a)(d)	4,800	287,040
Apple, Inc.	280,594	26,075,598
Nimble Storage, Inc. (d)	800	24,576
SanDisk Corp.	6,700	699,681
		27,086,895
TOTAL INFORMATION TECHNOLOGY		177,669,792
MATERIALS - 1.8%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	14,900	975,056
Eastman Chemical Co.	4,700	410,545
Metabolix, Inc. (a)(d)	4,928	4,287
Monsanto Co.	52,800	6,586,272
The Mosaic Co.	13,800	682,410
		8,658,570
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	5,200	255,216
Metals & Mining - 0.1%
Nucor Corp.	10,000	492,500
TOTAL MATERIALS		9,406,286
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	11,200	491,792
Verizon Communications, Inc.	26,600	1,301,538
		1,793,330
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Corp. (a)	36,726	$ 313,273
T-Mobile U.S., Inc. (a)	29,500	991,790
		1,305,063
TOTAL TELECOMMUNICATION SERVICES		3,098,393
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	8,800	253,704
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	21,600	803,520
TOTAL UTILITIES		1,057,224
TOTAL COMMON STOCKS (Cost $285,425,361)		512,475,952
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(e)	112,697	285,011
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (e)	7,961	493,998
Software - 0.2%
Cloudera, Inc. Series F (e)	6,366	104,657
MongoDB, Inc. Series F, 8.00% (e)	82,814	1,065,816
		1,170,473
TOTAL INFORMATION TECHNOLOGY		1,664,471
TOTAL CONVERTIBLE PREFERRED STOCKS		1,949,482
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	119,410	1,949
Equilibrate Worldwide Therapeutics Series D (a)(e)	119,410	4,797
Neuropathic Worldwide Therapeutics Series D (a)(e)	119,410	899
Oculus Worldwide Therapeutics Series D (a)(e)	119,410	1,499

	Shares	Value
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	119,410	$ 2,098
Orchestrate Worldwide Therapeutics Series D (a)(e)	119,410	3,747
		14,989
TOTAL PREFERRED STOCKS (Cost $2,271,679)		1,964,471
Money Market Funds - 9.1%

Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $47,231,200)	47,231,200	47,231,200
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $334,928,240)		561,671,623
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(44,143,118)
NET ASSETS - 100%		$ 517,528,505
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,964,471 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13	$ 285,011
Cloudera, Inc. Series F	2/5/14	$ 92,689
Equilibrate Asia Therapeutics Series D	5/17/13	$ 1,949
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 4,797
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 1,384,992
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 899
Oculus Worldwide Therapeutics Series D	5/17/13	$ 1,499
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 2,098
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 3,747
Uber Technologies, Inc. 8.00%	6/6/14	$ 493,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,372
Fidelity Securities Lending Cash Central Fund	133,521
Total	$ 134,893
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,405,713	$ 82,405,713	$ -	$ -
Consumer Staples	49,334,059	49,155,395	178,664	-
Energy	26,701,153	26,701,153	-	-
Financials	21,317,262	21,317,262	-	-
Health Care	102,637,381	102,337,381	-	300,000
Industrials	39,148,689	39,148,689	-	-
Information Technology	179,334,263	177,669,792	-	1,664,471
Materials	9,406,286	9,406,286	-	-
Telecommunication Services	3,098,393	3,098,393	-	-
Utilities	1,057,224	1,057,224	-	-
Money Market Funds	47,231,200	47,231,200	-	-
Total Investments in Securities:	$ 561,671,623	$ 559,528,488	$ 178,664	$ 1,964,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,854,036) - See accompanying schedule: Unaffiliated issuers (cost $287,697,040)	$ 514,440,423
Fidelity Central Funds (cost $47,231,200)	47,231,200
Total Investments (cost $334,928,240)		$ 561,671,623
Foreign currency held at value (cost $3,622)		3,597
Receivable for investments sold		3,851,900
Receivable for fund shares sold		111,950
Dividends receivable		297,163
Distributions receivable from Fidelity Central Funds		19,355
Other receivables		142
Total assets		565,955,730

Liabilities
Payable to custodian bank	$ 117,625
Payable for investments purchased	121,521
Payable for fund shares redeemed	606,345
Accrued management fee	235,870
Distribution and service plan fees payable	28,427
Other affiliated payables	53,698
Other payables and accrued expenses	32,539
Collateral on securities loaned, at value	47,231,200
Total liabilities		48,427,225

Net Assets		$ 517,528,505
Net Assets consist of:
Paid in capital		$ 296,772,296
Undistributed net investment income		354,027
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,341,218)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		226,743,400
Net Assets		$ 517,528,505

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($160,386,252 ÷ 5,126,074 shares)	$ 31.29

Service Class: Net Asset Value, offering price and redemption price per share ($148,572,429 ÷ 4,758,272 shares)	$ 31.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($78,116,521 ÷ 2,522,917 shares)	$ 30.96

Investor Class: Net Asset Value, offering price and redemption price per share ($130,453,303 ÷ 4,187,701 shares)	$ 31.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,238,558
Income from Fidelity Central Funds (including $133,521 from security lending)		134,893
Total income		2,373,451

Expenses
Management fee	$ 1,453,722
Transfer agent fees	227,974
Distribution and service plan fees	176,214
Accounting and security lending fees	107,234
Custodian fees and expenses	10,445
Independent trustees' compensation	1,089
Audit	25,955
Legal	788
Interest	389
Miscellaneous	1,900
Total expenses before reductions	2,005,710
Expense reductions	(131)	2,005,579
Net investment income (loss)		367,872
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,312,574
Foreign currency transactions	(190)
Total net realized gain (loss)		20,312,384
Change in net unrealized appreciation (depreciation) on: Investment securities	765,995
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		765,981
Net gain (loss)		21,078,365
Net increase (decrease) in net assets resulting from operations		$ 21,446,237

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 367,872	$ 1,016,242
Net realized gain (loss)	20,312,384	43,429,745
Change in net unrealized appreciation (depreciation)	765,981	103,166,135
Net increase (decrease) in net assets resulting from operations	21,446,237	147,612,122
Distributions to shareholders from net investment income	(35,201)	(1,033,535)
Distributions to shareholders from net realized gain	(35,201)	(248,340)
Total distributions	(70,402)	(1,281,875)
Share transactions - net increase (decrease)	(32,174,329)	(33,765,049)
Total increase (decrease) in net assets	(10,798,494)	112,565,198

Net Assets
Beginning of period	528,326,999	415,761,801
End of period (including undistributed net investment income of $354,027 and undistributed net investment income of $21,356, respectively)	$ 517,528,505	$ 528,326,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.96	$ 21.80	$ 18.30	$ 17.92	$ 14.51	$ 9.99
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08	.03	.03	.06
Net realized and unrealized gain (loss)	1.30	8.18	3.51	.38	3.41	4.52
Total from investment operations	1.33	8.26	3.59	.41	3.44	4.58
Distributions from net investment income	- I	(.08)	(.09)	(.03)	(.03)	(.06)
Distributions from net realized gain	- I	(.01)	-	-	-	-
Total distributions	- I	(.10) J	(.09)	(.03)	(.03)	(.06)
Net asset value, end of period	$ 31.29	$ 29.96	$ 21.80	$ 18.30	$ 17.92	$ 14.51
Total Return B, C, D	4.45%	37.90%	19.61%	2.30%	23.74%	45.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.67% A	.68%	.69%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.67% A	.68%	.69%	.70%	.69%	.72%
Expenses net of all reductions	.67% A	.68%	.69%	.69%	.69%	.72%
Net investment income (loss)	.23% A	.31%	.40%	.17%	.19%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,386	$ 163,798	$ 121,947	$ 111,238	$ 123,894	$ 157,864
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.91	$ 21.76	$ 18.27	$ 17.89	$ 14.48	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.02	.05	.06	.01	.01	.05
Net realized and unrealized gain (loss)	1.29	8.17	3.50	.38	3.42	4.51
Total from investment operations	1.31	8.22	3.56	.39	3.43	4.56
Distributions from net investment income	-I	(.05)	(.07)	(.01)	(.02)	(.05)
Distributions from net realized gain	-I	(.01)	-	-	-	-
Total distributions	- I	(.07) J	(.07)	(.01)	(.02)	(.05)
Net asset value, end of period	$ 31.22	$ 29.91	$ 21.76	$ 18.27	$ 17.89	$ 14.48
Total Return B, C, D	4.39%	37.78%	19.46%	2.18%	23.65%	45.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.80%	.79%	.82%
Expenses net of all reductions	.77% A	.78%	.79%	.79%	.79%	.82%
Net investment income (loss)	.13% A	.21%	.30%	.07%	.09%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,572	$ 160,835	$ 143,321	$ 138,842	$ 159,157	$ 187,696
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40	$ 9.92
Income from Investment Operations
Net investment income (loss) E	- I	.01	.03	(.02)	(.01)	.03
Net realized and unrealized gain (loss)	1.28	8.10	3.47	.37	3.39	4.48
Total from investment operations	1.28	8.11	3.50	.35	3.38	4.51
Distributions from net investment income	- I	(.01)	(.03)	-	-	(.03)
Distributions from net realized gain	- I	(.01)	-	-	-	-
Total distributions	- I	(.03) J	(.03)	-	-	(.03)
Net asset value, end of period	$ 30.96	$ 29.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40
Total Return B, C, D	4.33%	37.54%	19.32%	1.97%	23.47%	45.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.92%A	.94%	.94%	.96%	.96%	.98%
Expenses net of fee waivers, if any	.92%A	.93%	.94%	.95%	.95%	.98%
Expenses net of all reductions	.92%A	.93%	.94%	.95%	.95%	.98%
Net investment income (loss)	(.03)% A	.06%	.15%	(.08)%	(.07)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,117	$ 81,360	$ 72,525	$ 31,441	$ 32,600	$ 36,247
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.02	.06	.07	.02	.02	.05
Net realized and unrealized gain (loss)	1.29	8.14	3.49	.37	3.41	4.49
Total from investment operations	1.31	8.20	3.56	.39	3.43	4.54
Distributions from net investment income	- I	(.07)	(.07)	(.02)	(.03)	(.05)
Distributions from net realized gain	- I	(.01)	-	-	-	-
Total distributions	- I	(.08)	(.07)	(.02)	(.03)	(.05)
Net asset value, end of period	$ 31.15	$ 29.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46
Total Return B, C, D	4.40%	37.77%	19.54%	2.18%	23.69%	45.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.77%	.78%	.78%	.79%	.82%
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.78%	.78%	.82%
Expenses net of all reductions	.75% A	.76%	.77%	.78%	.78%	.82%
Net investment income (loss)	.15% A	.23%	.31%	.09%	.10%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,453	$ 122,334	$ 77,969	$ 54,374	$ 36,516	$ 27,769
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,680,936
Gross unrealized depreciation	(15,433,655)
Net unrealized appreciation (depreciation) on securities and other investments	$ 226,247,281

Tax cost	$ 335,424,342

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (25,553,159)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,850,574 and $74,564,264, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 76,846
Service Class 2	99,368
$ 176,214

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 54,701
Service Class	49,733
Service Class 2	26,896
Investor Class	96,644
$ 227,974

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,745 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,015,182.31%		$ 287

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $810,720. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,000 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $897,714. The weighted average interest rate was .58%. The interest expense amounted to $102 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $131 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ 10,861	$ 449,413
Service Class	10,473	287,494
Service Class 2	5,386	35,130
Investor Class	8,481	261,498
Total	$ 35,201	$ 1,033,535
From net realized gain
Initial Class	$ 10,861	$ 76,728
Service Class	10,473	76,306
Service Class 2	5,386	38,575
Investor Class	8,481	56,731
Total	$ 35,201	$ 248,340

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	212,495	1,072,110	$ 6,536,709	$ 27,849,400
Reinvestment of distributions	713	18,618	21,722	526,141
Shares redeemed	(555,232)	(1,216,978)	(16,694,633)	(30,938,996)
Net increase (decrease)	(342,024)	(126,250)	$ (10,136,202)	$ (2,563,455)
Service Class
Shares sold	97,466	164,536	$ 3,000,251	$ 4,265,038
Reinvestment of distributions	689	12,981	20,946	363,800
Shares redeemed	(717,493)	(1,385,596)	(21,848,247)	(36,078,298)
Net increase (decrease)	(619,338)	(1,208,079)	$ (18,827,050)	$ (31,449,460)
Service Class 2
Shares sold	430,043	607,793	$ 13,005,105	$ 15,810,043
Reinvestment of distributions	357	2,716	10,772	73,705
Shares redeemed	(648,669)	(1,226,995)	(19,420,548)	(30,992,118)
Net increase (decrease)	(218,269)	(616,486)	$ (6,404,671)	$ (15,108,370)
Investor Class
Shares sold	845,205	1,367,558	$ 25,964,191	$ 36,645,476
Reinvestment of distributions	559	11,313	16,962	318,229
Shares redeemed	(758,255)	(868,992)	(22,787,559)	(21,607,469)
Net increase (decrease)	87,509	509,879	$ 3,193,594	$ 15,356,236

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 43% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0814
1.705699.116

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.90%
Actual		$ 1,000.00	$ 1,058.20	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class	1.00%
Actual		$ 1,000.00	$ 1,058.40	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2	1.15%
Actual		$ 1,000.00	$ 1,057.60	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class	.98%
Actual		$ 1,000.00	$ 1,058.70	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Kroger Co.	2.2	1.6
Actavis PLC	1.9	1.8
McGraw Hill Financial, Inc.	1.9	1.1
Mead Johnson Nutrition Co. Class A	1.8	1.5
Lorillard, Inc.	1.7	1.4
IntercontinentalExchange Group, Inc.	1.6	1.5
Agilent Technologies, Inc.	1.6	1.0
W.W. Grainger, Inc.	1.5	1.4
Affiliated Managers Group, Inc.	1.5	1.4
O'Reilly Automotive, Inc.	1.5	1.2
	17.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.2	23.4
Information Technology	16.8	15.5
Industrials	16.0	16.3
Health Care	15.1	14.7
Financials	9.4	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.6%		Stocks 96.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	12.6%	** Foreign investments	11.5%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 1.7%
Delphi Automotive PLC	5,000	$ 343,700
Tenneco, Inc. (a)	2,700	177,390
		521,090
Automobiles - 1.4%
Harley-Davidson, Inc.	6,000	419,100
Diversified Consumer Services - 1.0%
Service Corp. International	14,500	300,440
Hotels, Restaurants & Leisure - 5.1%
Bally Technologies, Inc. (a)	5,900	387,748
Brinker International, Inc.	4,000	194,600
Jack in the Box, Inc.	4,400	263,296
Melco Crown Entertainment Ltd. sponsored ADR	3,100	110,701
Penn National Gaming, Inc. (a)	14,200	172,388
Wyndham Worldwide Corp.	5,800	439,176
		1,567,909
Household Durables - 1.8%
Jarden Corp. (a)	4,000	237,400
Tupperware Brands Corp.	4,000	334,800
		572,200
Internet & Catalog Retail - 1.5%
HomeAway, Inc. (a)	1,500	52,230
Liberty Interactive Corp. Series A (a)	8,000	234,880
TripAdvisor, Inc. (a)	1,750	190,155
		477,265
Media - 2.5%
DIRECTV (a)	3,500	297,535
Omnicom Group, Inc.	4,550	324,051
Time Warner Cable, Inc.	1,100	162,030
		783,616
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	5,000	272,300
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	4,300	246,734
O'Reilly Automotive, Inc. (a)	3,050	459,330
Ross Stores, Inc.	3,300	218,229
		924,293
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.	3,950	388,838
PVH Corp.	1,800	209,880
VF Corp.	6,700	422,100
		1,020,818
TOTAL CONSUMER DISCRETIONARY		6,859,031

	Shares	Value
CONSUMER STAPLES - 7.8%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	922	$ 86,825
Monster Beverage Corp. (a)	2,676	190,076
		276,901
Food & Staples Retailing - 2.4%
Kroger Co.	13,800	682,129
Whole Foods Market, Inc.	1,800	69,534
		751,663
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	5,850	545,045
The Hershey Co.	1,610	156,766
		701,811
Personal Products - 0.5%
Herbalife Ltd.	2,500	161,350
Tobacco - 1.7%
Lorillard, Inc.	8,500	518,245
TOTAL CONSUMER STAPLES		2,409,970
ENERGY - 5.2%
Energy Equipment & Services - 3.3%
Cameron International Corp. (a)	3,970	268,809
Dril-Quip, Inc. (a)	2,200	240,328
National Oilwell Varco, Inc.	1,500	123,525
Oceaneering International, Inc.	3,415	266,814
Oil States International, Inc. (a)	1,813	116,195
		1,015,671
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	11,400	389,196
Targa Resources Corp.	700	97,699
World Fuel Services Corp.	2,247	110,620
		597,515
TOTAL ENERGY		1,613,186
FINANCIALS - 9.4%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	2,250	462,150
Ameriprise Financial, Inc.	1,900	228,000
FXCM, Inc. Class A (d)	14,300	213,928
Invesco Ltd.	5,060	191,015
		1,095,093
Consumer Finance - 0.6%
Springleaf Holdings, Inc.	7,000	181,650
Diversified Financial Services - 3.5%
IntercontinentalExchange Group, Inc.	2,700	510,030
McGraw Hill Financial, Inc.	6,900	572,907
		1,082,937
Insurance - 0.3%
Axis Capital Holdings Ltd.	2,400	106,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.5%
Altisource Portfolio Solutions SA (a)	1,550	$ 177,599
CBRE Group, Inc. (a)	8,600	275,544
		453,143
TOTAL FINANCIALS		2,919,095
HEALTH CARE - 15.1%
Biotechnology - 0.8%
United Therapeutics Corp. (a)	2,900	256,621
Health Care Equipment & Supplies - 1.9%
Covidien PLC	3,000	270,540
The Cooper Companies, Inc.	2,300	311,719
		582,259
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	4,700	341,502
Cardinal Health, Inc.	2,800	191,968
Cigna Corp.	600	55,182
DaVita HealthCare Partners, Inc. (a)	2,465	178,269
HCA Holdings, Inc. (a)	2,500	140,950
Henry Schein, Inc. (a)	1,530	181,565
MEDNAX, Inc. (a)	2,450	142,468
Universal Health Services, Inc. Class B	2,100	201,096
		1,433,000
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	8,400	482,496
Illumina, Inc. (a)	400	71,416
Mettler-Toledo International, Inc. (a)	606	153,427
		707,339
Pharmaceuticals - 5.5%
Actavis PLC (a)	2,700	602,235
Endo Health Solutions, Inc. (a)	1,900	133,038
Jazz Pharmaceuticals PLC (a)	2,450	360,175
Mylan, Inc. (a)	5,200	268,112
Salix Pharmaceuticals Ltd. (a)	2,700	333,045
		1,696,605
TOTAL HEALTH CARE		4,675,824
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	3,000	277,470
Meggitt PLC	37,613	325,717
TransDigm Group, Inc.	2,100	351,246
		954,433
Airlines - 2.9%
American Airlines Group, Inc.	5,200	223,392

	Shares	Value
Delta Air Lines, Inc.	11,200	$ 433,664
United Continental Holdings, Inc. (a)	5,650	232,046
		889,102
Commercial Services & Supplies - 1.5%
Civeo Corp. (a)	3,626	90,759
KAR Auction Services, Inc.	6,300	200,781
Stericycle, Inc. (a)	1,400	165,788
		457,328
Electrical Equipment - 2.9%
AMETEK, Inc.	7,300	381,644
Hubbell, Inc. Class B	1,660	204,429
Rockwell Automation, Inc.	2,600	325,416
		911,489
Industrial Conglomerates - 1.4%
Roper Industries, Inc.	2,900	423,429
Machinery - 2.3%
IDEX Corp.	2,500	201,850
Ingersoll-Rand PLC	2,400	150,024
Manitowoc Co., Inc.	300	9,858
Pentair PLC	1,300	93,756
Valmont Industries, Inc.	100	15,195
Wabtec Corp.	3,060	252,725
		723,408
Professional Services - 0.4%
Dun & Bradstreet Corp.	1,000	110,200
Trading Companies & Distributors - 1.5%
W.W. Grainger, Inc.	1,850	470,400
TOTAL INDUSTRIALS		4,939,789
INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	3,250	313,105
Ingram Micro, Inc. Class A (a)	3,800	110,998
		424,103
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	2,400	146,544
VeriSign, Inc. (a)(d)	5,544	270,603
		417,147
IT Services - 5.8%
Alliance Data Systems Corp. (a)	1,130	317,813
Amdocs Ltd.	5,600	259,448
Fidelity National Information Services, Inc.	3,800	208,012
Fiserv, Inc. (a)	5,200	313,664
FleetCor Technologies, Inc. (a)	1,900	250,420
Genpact Ltd. (a)	10,080	176,702
Total System Services, Inc.	8,300	260,703
		1,786,762
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	5,700	410,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	3,500	$ 174,825
NXP Semiconductors NV (a)	1,600	105,888
Xilinx, Inc.	5,700	269,667
		961,179
Software - 4.0%
Adobe Systems, Inc. (a)	2,750	198,990
Check Point Software Technologies Ltd. (a)	2,800	187,684
Concur Technologies, Inc. (a)	1,050	98,007
Intuit, Inc.	4,900	394,597
MobileIron, Inc.	300	2,856
salesforce.com, Inc. (a)	300	17,424
Solera Holdings, Inc.	1,700	114,155
SS&C Technologies Holdings, Inc. (a)	300	13,266
Symantec Corp.	6,800	155,720
Workday, Inc. Class A (a)	600	53,916
		1,236,615
Technology Hardware, Storage & Peripherals - 1.2%
SanDisk Corp.	3,500	365,505
TOTAL INFORMATION TECHNOLOGY		5,191,311
MATERIALS - 5.8%
Chemicals - 4.0%
Airgas, Inc.	750	81,683
Celanese Corp. Class A	4,800	308,544
Eastman Chemical Co.	4,100	358,135
FMC Corp.	3,800	270,522
W.R. Grace & Co. (a)	2,200	207,966
		1,226,850
Containers & Packaging - 1.7%
Ball Corp.	2,000	125,360
Packaging Corp. of America	3,200	228,768
Rock-Tenn Co. Class A	1,700	179,503
		533,631

	Shares	Value
Metals & Mining - 0.1%
SunCoke Energy, Inc. (a)	2,300	$ 49,450
TOTAL MATERIALS		1,809,931
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	3,100	103,881
TOTAL COMMON STOCKS (Cost $23,362,856)		30,522,018
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	508,577	508,577
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	391,386	391,386
TOTAL MONEY MARKET FUNDS (Cost $899,963)		899,963
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $24,262,819)		31,421,981
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(478,595)
NET ASSETS - 100%		$ 30,943,386
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 126
Fidelity Securities Lending Cash Central Fund	138
Total	$ 264
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	5.2%
Bermuda	1.5%
Singapore	1.3%
Bailiwick of Jersey	1.1%
United Kingdom	1.1%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $383,976) - See accompanying schedule: Unaffiliated issuers (cost $23,362,856)	$ 30,522,018
Fidelity Central Funds (cost $899,963)	899,963
Total Investments (cost $24,262,819)		$ 31,421,981
Receivable for investments sold		263,207
Receivable for fund shares sold		97,284
Dividends receivable		18,458
Distributions receivable from Fidelity Central Funds		80
Other receivables		1,946
Total assets		31,802,956

Liabilities
Payable for investments purchased	$ 422,298
Payable for fund shares redeemed	1,919
Accrued management fee	15,310
Distribution and service plan fees payable	1,410
Other affiliated payables	3,740
Other payables and accrued expenses	23,507
Collateral on securities loaned, at value	391,386
Total liabilities		859,570

Net Assets		$ 30,943,386
Net Assets consist of:
Paid in capital		$ 27,611,621
Undistributed net investment income		27,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,853,615)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,158,221
Net Assets		$ 30,943,386

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,677,997 ÷ 578,010 shares)	$ 13.28

Service Class: Net Asset Value, offering price and redemption price per share ($77,883 ÷ 5,889 shares)	$ 13.23

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,823,289 ÷ 530,427 shares)	$ 12.86

Investor Class: Net Asset Value, offering price and redemption price per share ($16,364,217 ÷ 1,243,602 shares)	$ 13.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 178,049
Income from Fidelity Central Funds		264
Total income		178,313

Expenses
Management fee	$ 91,317
Transfer agent fees	18,910
Distribution and service plan fees	8,139
Accounting and security lending fees	5,926
Custodian fees and expenses	2,749
Independent trustees' compensation	61
Audit	29,742
Legal	52
Miscellaneous	216
Total expenses before reductions	157,112
Expense reductions	(5,958)	151,154
Net investment income (loss)		27,159
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	791,907
Foreign currency transactions	(7)
Total net realized gain (loss)		791,900
Change in net unrealized appreciation (depreciation) on: Investment securities	865,943
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		866,011
Net gain (loss)		1,657,911
Net increase (decrease) in net assets resulting from operations		$ 1,685,070

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,159	$ (30,173)
Net realized gain (loss)	791,900	2,572,685
Change in net unrealized appreciation (depreciation)	866,011	4,862,884
Net increase (decrease) in net assets resulting from operations	1,685,070	7,405,396
Distributions to shareholders from net investment income	-	(2,733)
Distributions to shareholders from net realized gain	-	(31,041)
Total distributions	-	(33,774)
Share transactions - net increase (decrease)	(2,086,965)	6,698,245
Total increase (decrease) in net assets	(401,895)	14,069,867

Net Assets
Beginning of period	31,345,281	17,275,414
End of period (including undistributed net investment income of $27,159 and undistributed net investment income of $0, respectively)	$ 30,943,386	$ 31,345,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 9.16	$ 8.20	$ 9.01	$ 7.21	$ 5.16
Income from Investment Operations
Net investment income (loss) E	.02	- J	.01	(.03)	(.03)	(.02) H
Net realized and unrealized gain (loss)	.71	3.41	.95	(.78)	1.83	2.07
Total from investment operations	.73	3.41	.96	(.81)	1.80	2.05
Distributions from net investment income	-	- J	-	-	-	-
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.02)	-	-	-	-
Net asset value, end of period	$ 13.28	$ 12.55	$ 9.16	$ 8.20	$ 9.01	$ 7.21
Total Return B, C, D	5.82%	37.26%	11.71%	(8.99)%	24.97%	39.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.96% A	1.06%	1.17%	1.10%	1.11%	1.33%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.90% A	.90%	.88%	.89%	.89%	.88%
Net investment income (loss)	.28% A	(.03)%	.12%	(.29)%	(.41)%	(.27)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,678	$ 8,289	$ 5,037	$ 5,210	$ 7,769	$ 5,202
Portfolio turnover rate G	52% A	96%	188%	190%	149%	280%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 9.13	$ 8.18	$ 8.99	$ 7.21	$ 5.16
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	- J	(.03)	(.04)	(.02) H
Net realized and unrealized gain (loss)	.72	3.39	.95	(.78)	1.82	2.07
Total from investment operations	.73	3.38	.95	(.81)	1.78	2.05
Distributions from net realized gain	-	(.01)	-	-	-	-
Net asset value, end of period	$ 13.23	$ 12.50	$ 9.13	$ 8.18	$ 8.99	$ 7.21
Total Return B, C, D	5.84%	37.05%	11.61%	(9.01)%	24.69%	39.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.13%	1.21%	1.18%	1.18%	1.38%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	.98%	.99%	.99%	.97%
Net investment income (loss)	.17% A	(.13)%	.02%	(.39)%	(.50)%	(.37)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 76	$ 176	$ 160	$ 258	$ 361
Portfolio turnover rate G	52% A	96%	188%	190%	149%	280%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 8.90	$ 7.98	$ 8.79	$ 7.05	$ 5.06
Income from Investment Operations
Net investment income (loss) E	-	(.03)	(.01)	(.05)	(.05)	(.03) H
Net realized and unrealized gain (loss)	.70	3.30	.93	(.76)	1.79	2.02
Total from investment operations	.70	3.27	.92	(.81)	1.74	1.99
Distributions from net realized gain	-	(.01)	-	-	-	-
Net asset value, end of period	$ 12.86	$ 12.16	$ 8.90	$ 7.98	$ 8.79	$ 7.05
Total Return B, C, D	5.76%	36.71%	11.53%	(9.22)%	24.68%	39.33%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.28%	1.36%	1.31%	1.31%	1.51%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.15% A	1.15%	1.13%	1.14%	1.14%	1.12%
Net investment income (loss)	.02% A	(.28)%	(.13)%	(.54)%	(.65)%	(.52)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,823	$ 6,416	$ 4,970	$ 4,828	$ 6,053	$ 5,760
Portfolio turnover rate G	52% A	96%	188%	190%	149%	280%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 9.09	$ 8.14	$ 8.95	$ 7.17	$ 5.13
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	- J	(.03)	(.04)	(.02) H
Net realized and unrealized gain (loss)	.72	3.37	.95	(.78)	1.82	2.06
Total from investment operations	.73	3.36	.95	(.81)	1.78	2.04
Distributions from net investment income	-	- J	-	-	-	-
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.02)	-	-	-	-
Net asset value, end of period	$ 13.16	$ 12.43	$ 9.09	$ 8.14	$ 8.95	$ 7.17
Total Return B, C, D	5.87%	36.99%	11.67%	(9.05)%	24.83%	39.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.11%	1.22%	1.16%	1.19%	1.42%
Expenses net of fee waivers, if any	.98% A	.98%	.98%	.98%	.98%	.98%
Expenses net of all reductions	.98% A	.98%	.96%	.97%	.97%	.95%
Net investment income (loss)	.19% A	(.11)%	.04%	(.37)%	(.49)%	(.35)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,364	$ 16,565	$ 7,093	$ 7,343	$ 9,283	$ 5,013
Portfolio turnover rate G	52% A	96%	188%	190%	149%	280%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Growth Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,423,656
Gross unrealized depreciation	(277,580)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,146,076

Tax cost	$ 24,275,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,356,350)
2017	(1,272,085)
Total capital loss carryforward	$ (4,628,435)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,797,421 and $9,204,048, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 38
Service Class 2	8,101
$ 8,139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 4,019
Service Class	31
Service Class 2	2,259
Investor Class	12,601
$ 18,910

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $209 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $138. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	.90%	$ 2,291
Service Class	1.00%	13
Service Class 2	1.15%	731
Investor Class	.98%	2,818
		$ 5,853

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 1,147
Investor Class	-	1,586
Total	$ -	$ 2,733
From net realized gain
Initial Class	$ -	$ 10,257
Service Class	-	119
Service Class 2	-	3,646
Investor Class	-	17,019
Total	$ -	$ 31,041

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	67,351	300,633	$ 843,759	$ 3,228,070
Reinvestment of distributions	-	1,075	-	11,404
Shares redeemed	(150,014)	(190,656)	(1,888,502)	(2,093,447)
Net increase (decrease)	(82,663)	111,052	$ (1,044,743)	$ 1,146,027
Service Class
Shares sold	14	5	$ 147	$ 60
Reinvestment of distributions	-	11	-	119
Shares redeemed	(205)	(13,192)	(2,574)	(156,471)
Net increase (decrease)	(191)	(13,176)	$ (2,427)	$ (156,292)
Service Class 2
Shares sold	53,627	95,980	$ 658,069	$ 1,024,406
Reinvestment of distributions	-	312	-	3,646
Shares redeemed	(50,662)	(127,498)	(619,365)	(1,306,367)
Net increase (decrease)	2,965	(31,206)	$ 38,704	$ (278,315)
Investor Class
Shares sold	159,406	836,893	$ 2,009,398	$ 9,077,441
Reinvestment of distributions	-	1,737	-	18,605
Shares redeemed	(248,138)	(286,647)	(3,087,897)	(3,109,221)
Net increase (decrease)	(88,732)	551,983	$ (1,078,499)	$ 5,986,825

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0814
1.761771.113

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.63%
Actual		$ 1,000.00	$ 1,051.10	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000.00	$ 1,050.60	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,049.70	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.72%
Actual		$ 1,000.00	$ 1,050.70	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
NXP Semiconductors NV	1.1	0.9
TE Connectivity Ltd.	1.1	1.0
Spirit Airlines, Inc.	1.0	0.7
Foot Locker, Inc.	0.9	0.8
Fidelity National Information Services, Inc.	0.9	1.0
Jazz Pharmaceuticals PLC	0.9	1.0
Hanesbrands, Inc.	0.9	0.0
Fiserv, Inc.	0.9	1.1
Electronic Arts, Inc.	0.8	0.6
Arrow Electronics, Inc.	0.8	0.8
	9.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.8	21.1
Industrials	19.8	16.3
Consumer Discretionary	14.4	20.4
Health Care	10.9	11.8
Financials	10.0	15.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 98.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	12.7%	** Foreign investments	17.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 3.0%
BorgWarner, Inc.	157,100	$ 10,241,349
Delphi Automotive PLC	532,061	36,573,873
Gentex Corp.	771,696	22,448,637
Johnson Controls, Inc.	725,000	36,199,250
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	239,653
Tenneco, Inc. (a)	1,049,576	68,957,143
The Goodyear Tire & Rubber Co.	1,001,358	27,817,725
TRW Automotive Holdings Corp. (a)	389,271	34,847,540
Visteon Corp. (a)	387,822	37,622,612
		274,947,782
Automobiles - 0.6%
Harley-Davidson, Inc.	725,922	50,705,652
Distributors - 0.1%
LKQ Corp. (a)	369,000	9,848,610
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	383,646	13,189,749
Grand Canyon Education, Inc. (a)	419,042	19,263,361
		32,453,110
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	392,300	10,152,724
Brinker International, Inc.	1,331,001	64,753,199
Carnival Corp. unit	215,500	8,113,575
Jubilant Foodworks Ltd. (a)	75,070	1,634,766
Royal Caribbean Cruises Ltd.	588,780	32,736,168
Wyndham Worldwide Corp.	769,600	58,274,112
		175,664,544
Household Durables - 1.2%
Harman International Industries, Inc.	398,905	42,854,364
Iida Group Holdings Co. Ltd.	946,192	14,380,731
Jarden Corp. (a)	155,349	9,219,963
NVR, Inc. (a)	17,967	20,672,830
PulteGroup, Inc.	997,300	20,105,568
		107,233,456
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	54,000	5,867,640
Leisure Products - 0.2%
Polaris Industries, Inc.	173,519	22,599,115
Media - 0.8%
Interpublic Group of Companies, Inc.	3,564,800	69,549,248
Naspers Ltd. Class N	71,900	8,464,391
		78,013,639
Multiline Retail - 0.8%
Dollar General Corp. (a)	366,900	21,045,384
Dollar Tree, Inc. (a)	821,900	44,760,674
Macy's, Inc.	190,900	11,076,018
		76,882,076
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	202,717	27,350,578

	Shares	Value
ANN, Inc. (a)	314,200	$ 12,926,188
Foot Locker, Inc.	1,678,787	85,148,077
Guess?, Inc.	96,903	2,616,381
Lithia Motors, Inc. Class A (sub. vtg.)	203,700	19,162,059
Murphy U.S.A., Inc. (a)	158,300	7,739,287
Signet Jewelers Ltd.	63,843	7,060,397
Urban Outfitters, Inc. (a)	1,619,300	54,829,498
Williams-Sonoma, Inc.	256,300	18,397,214
		235,229,679
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. (a)(d)	455,400	39,314,682
G-III Apparel Group Ltd. (a)	831,133	67,870,321
Hanesbrands, Inc.	808,300	79,569,052
Page Industries Ltd.	24,388	2,908,105
Ralph Lauren Corp.	362,400	58,234,056
VF Corp.	244,976	15,433,488
		263,329,704
TOTAL CONSUMER DISCRETIONARY		1,332,775,007
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	962,506	56,383,601
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	871,347	65,673,423
Kroger Co.	993,900	49,128,477
		114,801,900
Food Products - 1.2%
Archer Daniels Midland Co.	671,181	29,605,794
Britannia Industries Ltd.	47,420	796,176
Bunge Ltd.	488,388	36,941,668
Ingredion, Inc.	146,305	10,978,727
Keurig Green Mountain, Inc.	241,399	30,080,729
SunOpta, Inc. (a)	307,000	4,322,559
		112,725,653
TOTAL CONSUMER STAPLES		283,911,154
ENERGY - 8.7%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	683,500	35,870,080
Baker Hughes, Inc.	355,081	26,435,780
Halliburton Co.	977,200	69,390,972
National Oilwell Varco, Inc.	562,682	46,336,863
Noble Corp.	780,218	26,184,116
Oceaneering International, Inc.	84,900	6,633,237
		210,851,048
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	506,696	50,983,752
Canadian Natural Resources Ltd.	828,452	38,066,634
Carrizo Oil & Gas, Inc. (a)	129,900	8,996,874
Chesapeake Energy Corp.	787,600	24,478,608
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	211,052	$ 30,277,520
Continental Resources, Inc. (a)(d)	465,729	73,603,811
Denbury Resources, Inc.	253,500	4,679,610
Devon Energy Corp.	585,483	46,487,350
Diamondback Energy, Inc. (a)	174,721	15,515,225
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	387,803	34,467,931
Energy XXI (Bermuda) Ltd. (d)	1,426,712	33,713,205
Newfield Exploration Co. (a)	1,216,000	53,747,200
Peabody Energy Corp.	1,033,047	16,890,318
Phillips 66 Co.	769,985	61,929,894
Suncor Energy, Inc.	1,030,800	43,954,266
Valero Energy Corp.	421,900	21,137,190
Western Refining, Inc.	149,400	5,609,970
Whiting Petroleum Corp. (a)	446,619	35,841,175
		600,380,534
TOTAL ENERGY		811,231,582
FINANCIALS - 9.8%
Banks - 1.9%
Boston Private Financial Holdings, Inc.	1,822,737	24,497,585
Comerica, Inc.	82,629	4,144,671
Commerce Bancshares, Inc.	72,200	3,357,300
East West Bancorp, Inc.	378,045	13,227,795
First Commonwealth Financial Corp.	554,629	5,113,679
Huntington Bancshares, Inc.	3,531,816	33,693,525
Lakeland Financial Corp.	482,046	18,394,875
M&T Bank Corp.	51,200	6,351,360
SunTrust Banks, Inc.	1,678,665	67,247,320
UMB Financial Corp.	18,163	1,151,353
		177,179,463
Capital Markets - 2.1%
Ameriprise Financial, Inc.	630,013	75,601,560
E*TRADE Financial Corp. (a)	217,400	4,621,924
Lazard Ltd. Class A	542,745	27,983,932
Raymond James Financial, Inc.	427,900	21,707,367
The Blackstone Group LP	1,883,397	62,980,796
		192,895,579
Consumer Finance - 0.9%
American Express Co.	398,389	37,795,164
Discover Financial Services	273,722	16,965,290
SLM Corp.	3,704,700	30,786,057
		85,546,511
Diversified Financial Services - 0.8%
CRISIL Ltd.	84,555	2,522,431
McGraw Hill Financial, Inc.	823,430	68,369,393
		70,891,824
Insurance - 1.3%
Brown & Brown, Inc.	366,400	11,252,144

	Shares	Value
Fidelity & Guaranty Life	200,400	$ 4,797,576
Marsh & McLennan Companies, Inc.	1,070,384	55,467,299
Primerica, Inc.	419,920	20,093,172
Reinsurance Group of America, Inc.	331,400	26,147,460
The Chubb Corp.	54,000	4,977,180
		122,734,831
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	750,045	19,523,671
Digital Realty Trust, Inc.	343,600	20,038,752
Liberty Property Trust (SBI)	198,900	7,544,277
Mid-America Apartment Communities, Inc.	261,200	19,080,660
		66,187,360
Real Estate Management & Development - 2.0%
Altisource Asset Management Corp. (a)(d)	23,115	16,713,532
CBRE Group, Inc. (a)	2,378,323	76,201,469
Howard Hughes Corp. (a)	131,800	20,801,994
Jones Lang LaSalle, Inc.	540,260	68,283,461
		182,000,456
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Corp. Class A	681,225	12,309,736
TOTAL FINANCIALS		909,745,760
HEALTH CARE - 10.9%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	68,028	6,019,798
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	3,247,103	41,465,505
C.R. Bard, Inc.	309,198	44,218,406
Covidien PLC	275,400	24,835,572
Greatbatch, Inc. (a)	107,280	5,263,157
Hologic, Inc. (a)	1,726,424	43,764,848
Steris Corp.	750,400	40,131,392
Stryker Corp.	234,967	19,812,417
Trinity Biotech PLC sponsored ADR	274,737	6,327,193
		225,818,490
Health Care Providers & Services - 3.3%
Cardinal Health, Inc.	707,847	48,529,990
Community Health Systems, Inc. (a)	464,500	21,074,365
DaVita HealthCare Partners, Inc. (a)	274,098	19,822,767
HCA Holdings, Inc. (a)	642,035	36,197,933
Humana, Inc.	195,900	25,020,348
McKesson Corp.	366,350	68,218,034
MEDNAX, Inc. (a)	639,574	37,191,228
Molina Healthcare, Inc. (a)	247,900	11,063,777
Omnicare, Inc.	661,474	44,034,324
		311,152,766
Health Care Technology - 0.4%
MedAssets, Inc. (a)	1,525,700	34,846,988
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	892,106	$ 51,242,569
Thermo Fisher Scientific, Inc.	428,713	50,588,134
		101,830,703
Pharmaceuticals - 3.6%
Actavis PLC (a)	303,345	67,661,102
Jazz Pharmaceuticals PLC (a)	555,759	81,702,131
Mallinckrodt PLC (a)(d)	326,550	26,130,531
Mylan, Inc. (a)	395,640	20,399,198
Salix Pharmaceuticals Ltd. (a)	549,970	67,838,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,324,856	69,448,952
		333,180,714
TOTAL HEALTH CARE		1,012,849,459
INDUSTRIALS - 19.8%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	252,818	23,383,137
Curtiss-Wright Corp.	842,710	55,248,068
Esterline Technologies Corp. (a)	274,348	31,582,942
Huntington Ingalls Industries, Inc.	255,200	24,139,368
Textron, Inc.	1,992,581	76,295,926
		210,649,441
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	212,404	7,827,087
FedEx Corp.	432,411	65,458,377
Hub Group, Inc. Class A (a)	239,200	12,055,680
		85,341,144
Airlines - 1.5%
Delta Air Lines, Inc.	379,671	14,700,861
Southwest Airlines Co.	1,157,217	31,082,849
Spirit Airlines, Inc. (a)	1,469,083	92,904,809
		138,688,519
Building Products - 0.3%
Lennox International, Inc.	360,711	32,308,884
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	2,004,831	63,893,964
Performant Financial Corp. (a)	728,547	7,358,325
Republic Services, Inc.	617,313	23,439,375
		94,691,664
Construction & Engineering - 1.9%
EMCOR Group, Inc.	1,376,028	61,274,527
Fluor Corp.	314,054	24,150,753
Granite Construction, Inc.	234,536	8,438,605
Jacobs Engineering Group, Inc. (a)	259,848	13,844,701

	Shares	Value
Primoris Services Corp.	604,999	$ 17,448,171
Quanta Services, Inc. (a)	1,486,921	51,417,728
		176,574,485
Electrical Equipment - 0.7%
Acuity Brands, Inc.	87,600	12,110,700
EnerSys	488,159	33,580,458
Regal-Beloit Corp.	220,432	17,317,138
		63,008,296
Industrial Conglomerates - 0.5%
Max India Ltd.	192,857	925,592
Roper Industries, Inc.	289,936	42,333,555
		43,259,147
Machinery - 6.3%
Caterpillar, Inc.	620,865	67,469,400
Crane Co.	18,200	1,353,352
Cummins, Inc.	235,675	36,362,296
IDEX Corp.	112,700	9,099,398
Illinois Tool Works, Inc.	342,367	29,977,655
Ingersoll-Rand PLC	636,845	39,809,181
ITT Corp.	1,105,835	53,190,664
Kennametal, Inc.	156,542	7,244,764
Manitowoc Co., Inc.	1,750,151	57,509,962
Mueller Industries, Inc.	351,604	10,340,674
Pentair PLC	132,901	9,584,820
Rexnord Corp. (a)	585,404	16,479,123
Snap-On, Inc.	366,700	43,461,284
SPX Corp.	439,869	47,598,224
Terex Corp.	326,671	13,426,178
Valmont Industries, Inc.	259,781	39,473,723
WABCO Holdings, Inc. (a)	507,600	54,221,832
Wabtec Corp.	311,360	25,715,222
Woodward, Inc.	332,873	16,703,567
		579,021,319
Professional Services - 1.2%
Dun & Bradstreet Corp.	379,005	41,766,351
Huron Consulting Group, Inc. (a)	618,440	43,797,921
Manpower, Inc.	213,473	18,113,184
Towers Watson & Co.	82,665	8,616,173
		112,293,629
Road & Rail - 1.8%
Con-way, Inc.	938,753	47,322,539
J.B. Hunt Transport Services, Inc.	138,700	10,233,286
Roadrunner Transportation Systems, Inc. (a)	165,955	4,663,336
Ryder System, Inc.	577,993	50,915,403
Saia, Inc. (a)	259,079	11,381,340
Swift Transporation Co. (a)	1,789,547	45,150,271
		169,666,175
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	267,820	12,266,156
Air Lease Corp. Class A	1,792,284	69,146,317
GATX Corp.	318,347	21,310,148
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
MRC Global, Inc. (a)	745,800	$ 21,098,682
Now, Inc.	189,420	6,858,898
W.W. Grainger, Inc.	3,900	991,653
		131,671,854
TOTAL INDUSTRIALS		1,837,174,557
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	3,172,003	29,182,428
F5 Networks, Inc. (a)	510,354	56,873,850
Juniper Networks, Inc. (a)	2,373,762	58,252,119
Riverbed Technology, Inc. (a)	3,230,800	66,651,404
		210,959,801
Electronic Equipment & Components - 4.2%
Arrow Electronics, Inc. (a)	1,279,280	77,281,305
Avnet, Inc.	641,530	28,426,194
CDW Corp.	2,219,732	70,765,056
Flextronics International Ltd. (a)	1,278,619	14,154,312
Ingram Micro, Inc. Class A (a)	1,195,900	34,932,239
Jabil Circuit, Inc.	507,200	10,600,480
Knowles Corp. (a)	298,232	9,167,652
Methode Electronics, Inc. Class A	575,900	22,005,139
TE Connectivity Ltd.	1,604,186	99,202,862
Trimble Navigation Ltd. (a)	553,400	20,448,130
		386,983,369
Internet Software & Services - 0.9%
Conversant, Inc. (a)	358,377	9,102,776
Google, Inc.:
Class A (a)	1,700	993,939
Class C (a)	92,670	53,311,198
IAC/InterActiveCorp	96,900	6,708,387
Tencent Holdings Ltd.	681,000	10,385,812
		80,502,112
IT Services - 7.2%
Alliance Data Systems Corp. (a)	185,590	52,197,188
Broadridge Financial Solutions, Inc.	687,203	28,615,133
Cognizant Technology Solutions Corp. Class A (a)	656,622	32,115,382
Computer Sciences Corp.	846,055	53,470,676
Euronet Worldwide, Inc. (a)	310,780	14,992,027
Fidelity National Information Services, Inc.	1,508,777	82,590,453
Fiserv, Inc. (a)	1,316,114	79,387,996
FleetCor Technologies, Inc. (a)	416,240	54,860,432
Genpact Ltd. (a)	905,088	15,866,193
Global Payments, Inc.	973,788	70,940,456
Sapient Corp. (a)	2,587,884	42,053,115
Total System Services, Inc.	1,757,910	55,215,953

	Shares	Value
Vantiv, Inc. (a)	407,100	$ 13,686,702
WEX, Inc. (a)	76,000	7,977,720
Xerox Corp.	5,250,046	65,310,572
		669,279,998
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	487,250	10,987,488
Atmel Corp. (a)	4,089,300	38,316,741
Avago Technologies Ltd.	100,926	7,273,737
Broadcom Corp. Class A	1,443,600	53,586,432
Fairchild Semiconductor International, Inc. (a)	2,389,000	37,268,400
Freescale Semiconductor, Inc. (a)	2,531,618	59,493,023
Marvell Technology Group Ltd.	1,285,400	18,419,782
Microchip Technology, Inc. (d)	568,529	27,749,900
NVIDIA Corp.	2,009,633	37,258,596
NXP Semiconductors NV (a)	1,499,023	99,205,337
PMC-Sierra, Inc. (a)	4,855,450	36,949,975
RF Micro Devices, Inc. (a)	6,712,900	64,376,711
Semtech Corp. (a)	684,100	17,889,215
Skyworks Solutions, Inc.	312,701	14,684,439
		523,459,776
Software - 4.7%
Activision Blizzard, Inc.	1,350,700	30,120,610
Cadence Design Systems, Inc. (a)	3,432,900	60,041,421
Electronic Arts, Inc. (a)	2,193,990	78,698,421
Fair Isaac Corp.	201,300	12,834,888
Intuit, Inc.	499,297	40,208,387
Parametric Technology Corp. (a)	1,278,941	49,622,911
Rovi Corp. (a)	2,163,611	51,840,120
Synopsys, Inc. (a)	1,534,249	59,559,546
Verint Systems, Inc. (a)	1,139,012	55,868,539
		438,794,843
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	1,440,039	37,930,627
SanDisk Corp.	62,800	6,558,204
Super Micro Computer, Inc. (a)	1,258,328	31,797,949
		76,286,780
TOTAL INFORMATION TECHNOLOGY		2,386,266,679
MATERIALS - 5.2%
Chemicals - 3.6%
Albemarle Corp.	601,856	43,032,704
Ashland, Inc.	56,826	6,179,259
Cabot Corp.	593,700	34,428,663
CF Industries Holdings, Inc.	40,800	9,813,624
Cytec Industries, Inc.	685,883	72,305,786
Ferro Corp. (a)	1,638,609	20,580,929
Huntsman Corp.	465,900	13,091,790
LyondellBasell Industries NV Class A	311,130	30,381,845
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Methanex Corp.	559,100	$ 34,566,166
PolyOne Corp.	1,483,155	62,500,152
		326,880,918
Containers & Packaging - 0.7%
Packaging Corp. of America	934,182	66,784,671
Metals & Mining - 0.8%
B2Gold Corp. (a)	5,127,500	14,944,497
Constellium NV (a)	1,214,000	38,920,840
New Gold, Inc. (a)	3,097,120	19,649,972
		73,515,309
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	398,600	11,415,904
TOTAL MATERIALS		478,596,802
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,118,708	54,738,382
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	34,194	892,805
TOTAL TELECOMMUNICATION SERVICES		55,631,187
UTILITIES - 0.2%
Electric Utilities - 0.1%
ITC Holdings Corp.	133,700	4,877,376
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	318,400	11,080,320
TOTAL UTILITIES		15,957,696
TOTAL COMMON STOCKS (Cost $7,558,523,646)		9,124,139,883
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	6,877	6,894,408

	Shares	Value
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	$ 10,995,512
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		17,889,920
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	24,872,398	24,872,398
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	140,701,847	140,701,847
TOTAL MONEY MARKET FUNDS (Cost $165,574,245)		165,574,245
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $7,737,465,777)		9,307,604,048
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(47,971,632)
NET ASSETS - 100%		$ 9,259,632,416
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,894,408 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,521
Fidelity Securities Lending Cash Central Fund	263,864
Total	$ 284,385
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boise Cascade Co.	$ 66,304,854	$ 13,290,194	$ 55,934,557	$ -	$ -
G-III Apparel Group Ltd.	84,321,456	10,055,100	34,781,362	-	-
Ruth's Hospitality Group, Inc.	27,135,501	-	23,494,062	54,272	-
Total	$ 177,761,811	$ 23,345,294	$ 114,209,981	$ 54,272	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,332,775,007	$ 1,318,394,276	$ 14,380,731	$ -
Consumer Staples	283,911,154	283,911,154	-	-
Energy	811,231,582	811,231,581	1	-
Financials	927,635,680	920,741,272	6,894,408	-
Health Care	1,012,849,459	1,012,849,459	-	-
Industrials	1,837,174,557	1,837,174,557	-	-
Information Technology	2,386,266,679	2,386,266,679	-	-
Materials	478,596,802	478,596,802	-	-
Telecommunication Services	55,631,187	55,631,187	-	-
Utilities	15,957,696	15,957,696	-	-
Money Market Funds	165,574,245	165,574,245	-	-
Total Investments in Securities:	$ 9,307,604,048	$ 9,286,328,908	$ 21,275,140	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Ireland	2.8%
Bermuda	2.2%
Netherlands	1.9%
Canada	1.8%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,410,720) - See accompanying schedule: Unaffiliated issuers (cost $7,571,891,532)	$ 9,142,029,803
Fidelity Central Funds (cost $165,574,245)	165,574,245
Total Investments (cost $7,737,465,777)		$ 9,307,604,048
Cash		1,369,828
Receivable for investments sold		304,882,546
Receivable for fund shares sold		2,782,942
Dividends receivable		6,072,062
Distributions receivable from Fidelity Central Funds		63,768
Other receivables		249,199
Total assets		9,623,024,393

Liabilities
Payable for investments purchased	$ 209,977,489
Payable for fund shares redeemed	6,335,014
Accrued management fee	4,219,130
Distribution and service plan fees payable	1,422,862
Other affiliated payables	644,260
Other payables and accrued expenses	91,375
Collateral on securities loaned, at value	140,701,847
Total liabilities		363,391,977

Net Assets		$ 9,259,632,416
Net Assets consist of:
Paid in capital		$ 6,749,846,906
Undistributed net investment income		7,501,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		932,175,757
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,570,108,179
Net Assets		$ 9,259,632,416

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,495,963,702 ÷ 39,741,482 shares)	$ 37.64

Service Class: Net Asset Value, offering price and redemption price per share ($642,794,971 ÷ 17,195,972 shares)	$ 37.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,614,708,990 ÷ 179,924,330 shares)	$ 36.76

Investor Class: Net Asset Value, offering price and redemption price per share ($506,164,753 ÷ 13,504,823 shares)	$ 37.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends (including $54,272 earned from other affiliated issuers)		$ 44,248,870
Income from Fidelity Central Funds		284,385
Total income		44,533,255

Expenses
Management fee	$ 24,876,821
Transfer agent fees	3,132,421
Distribution and service plan fees	8,394,322
Accounting and security lending fees	639,332
Custodian fees and expenses	104,624
Independent trustees' compensation	17,962
Audit	34,505
Legal	8,848
Interest	2,573
Miscellaneous	40,084
Total expenses before reductions	37,251,492
Expense reductions	(329,641)	36,921,851
Net investment income (loss)		7,611,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	950,894,535
Other affiliated issuers	6,421,565
Foreign currency transactions	17,847
Total net realized gain (loss)		957,333,947
Change in net unrealized appreciation (depreciation) on: Investment securities	(520,465,800)
Assets and liabilities in foreign currencies	(1,419)
Total change in net unrealized appreciation (depreciation)		(520,467,219)
Net gain (loss)		436,866,728
Net increase (decrease) in net assets resulting from operations		$ 444,478,132

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,611,404	$ 27,382,008
Net realized gain (loss)	957,333,947	1,143,849,518
Change in net unrealized appreciation (depreciation)	(520,467,219)	1,361,094,238
Net increase (decrease) in net assets resulting from operations	444,478,132	2,532,325,764
Distributions to shareholders from net investment income	-	(27,253,843)
Distributions to shareholders from net realized gain	(143,146,289)	(1,079,038,023)
Total distributions	(143,146,289)	(1,106,291,866)
Share transactions - net increase (decrease)	(214,988,110)	356,452,089
Total increase (decrease) in net assets	86,343,733	1,782,485,987

Net Assets
Beginning of period	9,173,288,683	7,390,802,696
End of period (including undistributed net investment income of $7,501,574 and distributions in excess of net investment income of $109,830, respectively)	$ 9,259,632,416	$ 9,173,288,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.39	$ 30.55	$ 29.08	$ 32.69	$ 25.54	$ 18.43
Income from Investment Operations
Net investment income (loss) E	.06	.18	.29	.08	.11	.12
Net realized and unrealized gain (loss)	1.75	10.57	3.99	(3.55)	7.24	7.26
Total from investment operations	1.81	10.75	4.28	(3.47)	7.35	7.38
Distributions from net investment income	-	(.19)	(.20) H	(.08)	(.11)	(.15)
Distributions from net realized gain	(.56)	(4.72)	(2.61) H	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.91)	(2.81)	(.14)	(.20)	(.27) J
Net asset value, end of period	$ 37.64	$ 36.39	$ 30.55	$ 29.08	$ 32.69	$ 25.54
Total Return B, C, D	5.11%	36.23%	14.83%	(10.61)%	28.83%	40.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.64%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.63% A	.64%	.65%	.66%	.66%	.68%
Expenses net of all reductions	.63% A	.63%	.63%	.65%	.66%	.68%
Net investment income (loss)	.36% A	.52%	.90%	.25%	.40%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,495,964	$ 1,489,788	$ 1,217,359	$ 1,085,843	$ 1,372,063	$ 1,053,796
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.16	$ 30.39	$ 28.93	$ 32.52	$ 25.40	$ 18.33
Income from Investment Operations
Net investment income (loss) E	.05	.15	.25	.05	.08	.09
Net realized and unrealized gain (loss)	1.73	10.49	3.98	(3.54)	7.21	7.23
Total from investment operations	1.78	10.64	4.23	(3.49)	7.29	7.32
Distributions from net investment income	-	(.15)	(.16) H	(.05)	(.08)	(.13)
Distributions from net realized gain	(.56)	(4.72)	(2.61) H	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.87)	(2.77)	(.10) K	(.17)	(.25) J
Net asset value, end of period	$ 37.38	$ 36.16	$ 30.39	$ 28.93	$ 32.52	$ 25.40
Total Return B, C, D	5.06%	36.06%	14.75%	(10.72)%	28.75%	39.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.74%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.73% A	.74%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.73% A	.73%	.73%	.75%	.75%	.78%
Net investment income (loss)	.26% A	.42%	.80%	.15%	.30%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,795	$ 638,612	$ 525,875	$ 566,560	$ 749,636	$ 688,509
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.60	$ 29.98	$ 28.58	$ 32.13	$ 25.10	$ 18.12
Income from Investment Operations
Net investment income (loss) E	.02	.09	.20	- K	.04	.06
Net realized and unrealized gain (loss)	1.70	10.35	3.93	(3.49)	7.12	7.13
Total from investment operations	1.72	10.44	4.13	(3.49)	7.16	7.19
Distributions from net investment income	-	(.10)	(.12) I	(.01)	(.04)	(.10)
Distributions from net realized gain	(.56)	(4.72)	(2.61) I	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.82)	(2.73)	(.06) M	(.13)	(.21) L
Net asset value, end of period	$ 36.76	$ 35.60	$ 29.98	$ 28.58	$ 32.13	$ 25.10
Total Return B, C, D	4.97%	35.87%	14.56%	(10.85)%	28.57%	39.75%
Ratios to Average Net Assets F, J
Expenses before reductions	.88% A	.89%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.88% A	.89%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.88% A	.88%	.88%	.90%	.90%	.93%
Net investment income (loss)	.11% A	.27%	.65%	-% H	.15%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,614,709	$ 6,574,623	$ 5,335,565	$ 4,888,475	$ 5,507,254	$ 4,840,547
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share. M Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.25	$ 30.46	$ 29.00	$ 32.60	$ 25.47	$ 18.38
Income from Investment Operations
Net investment income (loss) E	.05	.15	.26	.05	.09	.10
Net realized and unrealized gain (loss)	1.74	10.52	3.98	(3.54)	7.22	7.24
Total from investment operations	1.79	10.67	4.24	(3.49)	7.31	7.34
Distributions from net investment income	-	(.16)	(.17) H	(.06)	(.09)	(.13)
Distributions from net realized gain	(.56)	(4.72)	(2.61) H	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.88)	(2.78)	(.11) K	(.18)	(.25) J
Net asset value, end of period	$ 37.48	$ 36.25	$ 30.46	$ 29.00	$ 32.60	$ 25.47
Total Return B, C, D	5.07%	36.08%	14.74%	(10.70)%	28.76%	39.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.73%	.74%	.74%	.75%	.78%
Expenses net of fee waivers, if any	.72% A	.72%	.74%	.74%	.74%	.78%
Expenses net of all reductions	.71% A	.71%	.72%	.73%	.74%	.78%
Net investment income (loss)	.28% A	.44%	.82%	.17%	.32%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,165	$ 470,265	$ 312,004	$ 314,362	$ 355,842	$ 233,498
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,623,679,171
Gross unrealized depreciation	(69,861,763)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,553,817,408

Tax cost	$ 7,753,786,640

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,389,712,769 and $7,831,117,451, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 314,346
Service Class 2	8,079,976
$ 8,394,322

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 478,133
Service Class	205,393
Service Class 2	2,098,169
Investor Class	350,726
$ 3,132,421

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $340 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,314,143.33%		$ 2,573

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,278 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $263,864, including $19,464 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $329,587 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 6,789,315
Service Class	-	2,369,936
Service Class 2	-	16,251,142
Investor Class	-	1,843,450
Total	$ -	$ 27,253,843

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
From net realized gain
Initial Class	$ 22,966,916	$ 171,844,111
Service Class	9,850,061	74,572,730
Service Class 2	102,989,899	779,239,197
Investor Class	7,339,413	53,381,985
Total	$ 143,146,289	$ 1,079,038,023

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,761,332	5,558,226	$ 63,721,087	$ 193,708,862
Reinvestment of distributions	660,728	5,179,580	22,966,916	178,633,426
Shares redeemed	(3,622,103)	(9,638,376)	(130,677,080)	(335,902,909)
Net increase (decrease)	(1,200,043)	1,099,430	$ (43,989,077)	$ 36,439,379
Service Class
Shares sold	715,702	1,085,616	$ 25,664,143	$ 37,988,284
Reinvestment of distributions	285,261	2,245,047	9,850,061	76,942,666
Shares redeemed	(1,467,188)	(2,974,756)	(52,540,304)	(103,666,319)
Net increase (decrease)	(466,225)	355,907	$ (17,026,100)	$ 11,264,631
Service Class 2
Shares sold	4,216,302	10,415,479	$ 148,833,909	$ 355,999,897
Reinvestment of distributions	3,030,898	23,570,249	102,989,899	795,490,339
Shares redeemed	(12,022,481)	(27,268,029)	(424,803,680)	(937,258,266)
Net increase (decrease)	(4,775,281)	6,717,699	$ (172,979,872)	$ 214,231,970
Investor Class
Shares sold	724,703	1,638,297	$ 26,094,583	$ 57,671,628
Reinvestment of distributions	211,999	1,606,003	7,339,413	55,225,435
Shares redeemed	(405,257)	(515,154)	(14,427,057)	(18,380,954)
Net increase (decrease)	531,445	2,729,146	$ 19,006,939	$ 94,516,109

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0814
1.723369.115

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.68%
Actual		$ 1,000.00	$ 1,061.90	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.77%
Actual		$ 1,000.00	$ 1,061.40	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 1,060.20	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.76%
Actual		$ 1,000.00	$ 1,060.80	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.6	5.9
Sanofi SA sponsored ADR	3.8	3.8
Apple, Inc.	3.5	2.9
Bank of America Corp.	3.4	3.4
Symantec Corp.	3.2	3.2
Delphi Automotive PLC	3.1	2.7
General Motors Co.	3.0	3.9
U.S. Bancorp	2.4	2.3
Alliant Techsystems, Inc.	2.4	2.2
AFLAC, Inc.	2.3	2.4
	33.7
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.7	22.5
Health Care	15.6	14.3
Information Technology	12.9	12.5
Financials	12.8	11.4
Materials	9.3	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 95.2%		Stocks 92.6%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.0%
* Foreign investments	18.8%	** Foreign investments	16.9%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 4.4%
Delphi Automotive PLC	216,931	$ 14,911,837
Tenneco, Inc. (a)	51,076	3,355,693
TRW Automotive Holdings Corp. (a)	27,800	2,488,656
		20,756,186
Automobiles - 3.6%
Bayerische Motoren Werke AG (BMW)	11,032	1,399,129
General Motors Co.	390,064	14,159,323
Volkswagen AG	5,739	1,483,668
		17,042,120
Diversified Consumer Services - 1.0%
Service Corp. International	226,500	4,693,080
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	70,580	3,733,682
Wyndham Worldwide Corp.	62,033	4,697,139
		8,430,821
Household Durables - 3.6%
Lennar Corp. Class A (d)	131,814	5,533,552
PulteGroup, Inc.	231,111	4,659,198
Ryland Group, Inc.	46,100	1,818,184
Standard Pacific Corp. (a)	579,350	4,982,410
		16,993,344
Leisure Products - 0.9%
Hasbro, Inc.	82,803	4,392,699
Media - 1.0%
Omnicom Group, Inc.	37,288	2,655,651
Regal Entertainment Group Class A (d)	112,700	2,377,970
		5,033,621
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	106,659	7,331,740
GameStop Corp. Class A (d)	221,487	8,963,579
		16,295,319
TOTAL CONSUMER DISCRETIONARY		93,637,190
CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Cott Corp.	1,061,161	7,498,387
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	73,600	5,547,232
Food Products - 1.9%
Bunge Ltd.	30,986	2,343,781
Calavo Growers, Inc.	70,572	2,387,451
SunOpta, Inc. (a)	305,715	4,304,466
		9,035,698
Household Products - 0.7%
Procter & Gamble Co.	44,100	3,465,819
TOTAL CONSUMER STAPLES		25,547,136

	Shares	Value
ENERGY - 5.2%
Energy Equipment & Services - 0.9%
Halliburton Co.	57,000	$ 4,047,570
Oil, Gas & Consumable Fuels - 4.3%
Denbury Resources, Inc.	470,820	8,691,337
EP Energy Corp. (d)	80,900	1,864,745
HollyFrontier Corp.	47,500	2,075,275
The Williams Companies, Inc.	47,000	2,735,870
Valero Energy Corp.	101,600	5,090,160
		20,457,387
TOTAL ENERGY		24,504,957
FINANCIALS - 12.8%
Banks - 8.8%
Bank of America Corp.	1,041,487	16,007,655
CIT Group, Inc.	48,851	2,235,422
Citigroup, Inc.	69,477	3,272,367
Regions Financial Corp.	241,537	2,565,123
U.S. Bancorp	267,716	11,597,457
Wells Fargo & Co.	117,130	6,156,353
		41,834,377
Capital Markets - 0.5%
The Blackstone Group LP	78,800	2,635,072
Insurance - 3.5%
AFLAC, Inc.	170,714	10,626,947
American International Group, Inc.	62,602	3,416,817
Unum Group	73,040	2,538,870
		16,582,634
TOTAL FINANCIALS		61,052,083
HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 5.3%
Alere, Inc. (a)	52,217	1,953,960
Boston Scientific Corp. (a)	554,200	7,077,134
C.R. Bard, Inc.	23,400	3,346,434
St. Jude Medical, Inc.	143,800	9,958,150
Zimmer Holdings, Inc.	27,200	2,824,992
		25,160,670
Health Care Providers & Services - 2.5%
DaVita HealthCare Partners, Inc. (a)	49,204	3,558,433
Universal Health Services, Inc. Class B	86,586	8,291,475
		11,849,908
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	56,100	3,222,384
PerkinElmer, Inc.	64,400	3,016,496
		6,238,880
Pharmaceuticals - 6.5%
Johnson & Johnson	58,300	6,099,346
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	121,300	$ 7,017,205
Sanofi SA sponsored ADR	337,856	17,963,804
		31,080,355
TOTAL HEALTH CARE		74,329,813
INDUSTRIALS - 8.0%
Aerospace & Defense - 5.6%
Alliant Techsystems, Inc.	86,550	11,590,776
Esterline Technologies Corp. (a)	55,878	6,432,675
Honeywell International, Inc.	43,300	4,024,735
Textron, Inc.	68,133	2,608,813
United Technologies Corp.	14,700	1,697,115
		26,354,114
Building Products - 0.8%
Allegion PLC	21,533	1,220,490
Armstrong World Industries, Inc. (a)	44,470	2,553,912
		3,774,402
Machinery - 1.1%
Blount International, Inc. (a)	93,096	1,313,585
Ingersoll-Rand PLC	64,600	4,038,146
		5,351,731
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	138,200	2,455,814
TOTAL INDUSTRIALS		37,936,061
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.3%
Cisco Systems, Inc.	63,500	1,577,975
IT Services - 0.6%
Fidelity National Information Services, Inc.	51,440	2,815,826
Semiconductors & Semiconductor Equipment - 4.2%
MagnaChip Semiconductor Corp. (a)	303,800	4,283,580
Micron Technology, Inc. (a)	282,842	9,319,644
ON Semiconductor Corp. (a)	252,291	2,305,940
Spansion, Inc. Class A (a)	190,457	4,012,929
		19,922,093
Software - 4.3%
Microsoft Corp.	133,276	5,557,609
Symantec Corp.	657,029	15,045,964
		20,603,573
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	175,840	16,340,811
TOTAL INFORMATION TECHNOLOGY		61,260,278

	Shares	Value
MATERIALS - 9.3%
Chemicals - 8.9%
Ashland, Inc.	25,800	$ 2,805,492
Axiall Corp.	25,339	1,197,775
LyondellBasell Industries NV Class A	319,008	31,151,130
PPG Industries, Inc.	23,397	4,916,880
W.R. Grace & Co. (a)	25,972	2,455,133
		42,526,410
Metals & Mining - 0.4%
Carpenter Technology Corp.	26,404	1,670,053
TOTAL MATERIALS		44,196,463
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	173,265	7,608,066
UTILITIES - 4.7%
Electric Utilities - 0.5%
NextEra Energy, Inc.	21,000	2,152,080
Independent Power Producers & Energy Traders - 3.0%
Calpine Corp. (a)	255,437	6,081,955
The AES Corp.	523,892	8,146,521
		14,228,476
Multi-Utilities - 1.2%
Sempra Energy	55,761	5,838,734
TOTAL UTILITIES		22,219,290
TOTAL COMMON STOCKS (Cost $273,883,620)		452,291,337
Nonconvertible Bonds - 0.3%
Principal Amount
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $1,964,577)	$ 2,330,000	1,648,475
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,515,086	$ 21,515,086
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	12,985,825	12,985,825
TOTAL MONEY MARKET FUNDS (Cost $34,500,911)		34,500,911
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $310,349,108)	488,440,723
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(13,313,226)
NET ASSETS - 100%	$ 475,127,497
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,701
Fidelity Securities Lending Cash Central Fund	38,435
Total	$ 51,136
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 93,637,190	$ 93,637,190	$ -	$ -
Consumer Staples	25,547,136	25,547,136	-	-
Energy	24,504,957	24,504,957	-	-
Financials	61,052,083	61,052,083	-	-
Health Care	74,329,813	74,329,813	-	-
Industrials	37,936,061	37,936,061	-	-
Information Technology	61,260,278	61,260,278	-	-
Materials	44,196,463	44,196,463	-	-
Telecommunication Services	7,608,066	7,608,066	-	-
Utilities	22,219,290	22,219,290	-	-
Corporate Bonds	1,648,475	-	1,648,475	-
Money Market Funds	34,500,911	34,500,911	-	-
Total Investments in Securities:	$ 488,440,723	$ 486,792,248	$ 1,648,475	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.2%
Netherlands	6.6%
France	3.8%
Bailiwick of Jersey	3.2%
Canada	2.5%
Ireland	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,741,457) - See accompanying schedule: Unaffiliated issuers (cost $275,848,197)	$ 453,939,812
Fidelity Central Funds (cost $34,500,911)	34,500,911
Total Investments (cost $310,349,108)		$ 488,440,723
Cash		17,873
Receivable for fund shares sold		54,790
Dividends receivable		255,673
Interest receivable		11,936
Distributions receivable from Fidelity Central Funds		5,891
Other receivables		3,571
Total assets		488,790,457

Liabilities
Payable for fund shares redeemed	$ 334,405
Accrued management fee	216,263
Distribution and service plan fees payable	47,858
Other affiliated payables	48,741
Other payables and accrued expenses	29,868
Collateral on securities loaned, at value	12,985,825
Total liabilities		13,662,960

Net Assets		$ 475,127,497
Net Assets consist of:
Paid in capital		$ 354,618,254
Undistributed net investment income		2,210,015
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,792,387)
Net unrealized appreciation (depreciation) on investments		178,091,615
Net Assets		$ 475,127,497

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($111,377,520 ÷ 7,299,238 shares)	$ 15.26

Service Class: Net Asset Value, offering price and redemption price per share ($35,439,460 ÷ 2,328,743 shares)	$ 15.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($216,992,025 ÷ 14,151,789 shares)	$ 15.33

Investor Class: Net Asset Value, offering price and redemption price per share ($111,318,492 ÷ 7,331,155 shares)	$ 15.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,920,211
Interest		90,747
Income from Fidelity Central Funds		51,136
Total income		4,062,094

Expenses
Management fee	$ 1,264,096
Transfer agent fees	196,368
Distribution and service plan fees	277,721
Accounting and security lending fees	90,576
Custodian fees and expenses	4,101
Independent trustees' compensation	918
Audit	35,628
Legal	647
Miscellaneous	1,913
Total expenses before reductions	1,871,968
Expense reductions	(7,549)	1,864,419
Net investment income (loss)		2,197,675
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,622,666
Foreign currency transactions	475
Total net realized gain (loss)		1,623,141
Change in net unrealized appreciation (depreciation) on: Investment securities	23,222,140
Assets and liabilities in foreign currencies	(250)
Total change in net unrealized appreciation (depreciation)		23,221,890
Net gain (loss)		24,845,031
Net increase (decrease) in net assets resulting from operations		$ 27,042,706

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,197,675	$ 3,484,304
Net realized gain (loss)	1,623,141	19,814,486
Change in net unrealized appreciation (depreciation)	23,221,890	90,145,613
Net increase (decrease) in net assets resulting from operations	27,042,706	113,444,403
Distributions to shareholders from net investment income	-	(3,504,615)
Share transactions - net increase (decrease)	(32,216,898)	16,079,822
Total increase (decrease) in net assets	(5,174,192)	126,019,610

Net Assets
Beginning of period	480,301,689	354,282,079
End of period (including undistributed net investment income of $2,210,015 and undistributed net investment income of $12,340, respectively)	$ 475,127,497	$ 480,301,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 11.11	$ 8.78	$ 9.74	$ 7.73	$ 4.93
Income from Investment Operations
Net investment income (loss) E	.08	.12	.07H	.10I	.04J	.03
Net realized and unrealized gain (loss)	.81	3.26	2.32	(.96)	2.02	2.81
Total from investment operations	.89	3.38	2.39	(.86)	2.06	2.84
Distributions from net investment income	-	(.12)	(.06)	(.10)	(.05)	(.03)
Tax return of capital	-	-	-	-	-	(.01)
Total distributions	-	(.12)	(.06)	(.10)	(.05)	(.04)
Net asset value, end of period	$ 15.26	$ 14.37	$ 11.11	$ 8.78	$ 9.74	$ 7.73
Total ReturnB, C, D	6.19%	30.49%	27.28%	(8.81)%	26.63%	57.59%
Ratios to Average Net Assets F, K
Expenses before reductions	.68%A	.68%	.70%	.70%	.72%	.75%
Expenses net of fee waivers, if any	.68%A	.68%	.70%	.70%	.71%	.75%
Expenses net of all reductions	.67%A	.68%	.68%	.70%	.70%	.74%
Net investment income (loss)	1.09%A	.94%	.72%H	1.04%I	.44%J	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,378	$ 115,594	$ 93,738	$ 77,432	$ 90,459	$ 76,479
Portfolio turnover rateG	5%A	28%	27%	42%	89%	172%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 11.08	$ 8.76	$ 9.71	$ 7.71	$ 4.92
Income from Investment Operations
Net investment income (loss) E	.07	.11	.06H	.09I	.03J	.03
Net realized and unrealized gain (loss)	.81	3.26	2.31	(.95)	2.01	2.79
Total from investment operations	.88	3.37	2.37	(.86)	2.04	2.82
Distributions from net investment income	-	(.11)	(.05)	(.09)	(.04)	(.02)
Tax return of capital	-	-	-	-	-	(.01)
Total distributions	-	(.11)	(.05)	(.09)	(.04)	(.03)
Net asset value, end of period	$ 15.22	$ 14.34	$ 11.08	$ 8.76	$ 9.71	$ 7.71
Total ReturnB, C, D	6.14%	30.44%	27.10%	(8.85)%	26.45%	57.40%
Ratios to Average Net Assets F, K
Expenses before reductions	.77%A	.78%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.77%A	.78%	.79%	.80%	.80%	.84%
Expenses net of all reductions	.77%A	.78%	.78%	.79%	.79%	.83%
Net investment income (loss)	1.00%A	.84%	.62%H	.94%I	.35%J	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,439	$ 33,460	$ 27,293	$ 27,695	$ 35,780	$ 33,533
Portfolio turnover rateG	5%A	28%	27%	42%	89%	172%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .19%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 11.18	$ 8.83	$ 9.79	$ 7.77	$ 4.96
Income from Investment Operations
Net investment income (loss) E	.06	.09	.05H	.08I	.02J	.02
Net realized and unrealized gain (loss)	.81	3.28	2.34	(.97)	2.03	2.81
Total from investment operations	.87	3.37	2.39	(.89)	2.05	2.83
Distributions from net investment income	-	(.09)	(.04)	(.07)	(.03)	(.01)
Tax return of capital	-	-	-	-	-	(.01)
Total distributions	-	(.09)	(.04)	(.07)	(.03)	(.02)
Net asset value, end of period	$ 15.33	$ 14.46	$ 11.18	$ 8.83	$ 9.79	$ 7.77
Total ReturnB, C, D	6.02%	30.18%	27.06%	(9.04)%	26.34%	57.15%
Ratios to Average Net Assets F, K
Expenses before reductions	.92%A	.93%	.94%	.95%	.96%	.99%
Expenses net of fee waivers, if any	.92%A	.93%	.94%	.95%	.95%	.99%
Expenses net of all reductions	.92%A	.93%	.93%	.94%	.94%	.98%
Net investment income (loss)	.85%A	.69%	.47%H	.79%I	.20%J	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,992	$ 215,780	$ 155,316	$ 122,641	$ 162,391	$ 139,458
Portfolio turnover rateG	5%A	28%	27%	42%	89%	172%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 11.06	$ 8.74	$ 9.70	$ 7.70	$ 4.91
Income from Investment Operations
Net investment income (loss) E	.07	.11	.06H	.09I	.03J	.03
Net realized and unrealized gain (loss)	.80	3.25	2.32	(.96)	2.01	2.79
Total from investment operations	.87	3.36	2.38	(.87)	2.04	2.82
Distributions from net investment income	-	(.11)	(.06)	(.09)	(.04)	(.02)
Tax return of capital	-	-	-	-	-	(.01)
Total distributions	-	(.11)	(.06)	(.09)	(.04)	(.03)
Net asset value, end of period	$ 15.18	$ 14.31	$ 11.06	$ 8.74	$ 9.70	$ 7.70
Total ReturnB, C, D	6.08%	30.45%	27.21%	(8.92)%	26.51%	57.51%
Ratios to Average Net Assets F, K
Expenses before reductions	.76%A	.76%	.78%	.78%	.80%	.84%
Expenses net of fee waivers, if any	.76%A	.76%	.78%	.78%	.79%	.84%
Expenses net of all reductions	.75%A	.76%	.76%	.78%	.78%	.83%
Net investment income (loss)	1.02%A	.86%	.64%H	.96%I	.36%J	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,318	$ 115,468	$ 77,935	$ 55,809	$ 62,416	$ 49,586
Portfolio turnover rateG	5%A	28%	27%	42%	89%	172%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,641,604
Gross unrealized depreciation	(3,688,133)
Net unrealized appreciation (depreciation) on securities and other investments	$ 177,953,471

Tax cost	$ 310,487,252

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (11,029,084)
2017	(50,443,774)
Total capital loss carryforward	$ (61,472,858)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,274,507 and $28,542,068, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 16,369
Service Class 2	261,352
$ 277,721

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07%(.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 37,739
Service Class	10,745
Service Class 2	68,521
Investor Class	79,363
$ 196,368

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $600 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $429 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,435. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,540 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 982,829
Service Class	-	250,205
Service Class 2	-	1,352,176
Investor Class	-	919,405
Total	$ -	$ 3,504,615

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	245,252	1,618,209	$ 3,543,212	$ 20,368,336
Reinvestment of distributions	-	71,065	-	982,829
Shares redeemed	(989,278)	(2,085,236)	(14,242,515)	(26,700,305)
Net increase (decrease)	(744,026)	(395,962)	$ (10,699,303)	$ (5,349,140)
Service Class
Shares sold	228,282	504,938	$ 3,379,787	$ 6,150,293
Reinvestment of distributions	-	18,131	-	250,205
Shares redeemed	(232,831)	(652,357)	(3,344,375)	(8,152,230)
Net increase (decrease)	(4,549)	(129,288)	$ 35,412	$ (1,751,732)
Service Class 2
Shares sold	751,274	4,804,058	$ 10,964,888	$ 59,749,258
Reinvestment of distributions	-	97,139	-	1,352,176
Shares redeemed	(1,522,645)	(3,874,330)	(22,109,754)	(49,641,822)
Net increase (decrease)	(771,371)	1,026,867	$ (11,144,866)	$ 11,459,612
Investor Class
Shares sold	430,992	3,070,665	$ 6,232,559	$ 37,953,152
Reinvestment of distributions	-	66,769	-	919,405
Shares redeemed	(1,170,641)	(2,113,988)	(16,640,700)	(27,151,475)
Net increase (decrease)	(739,649)	1,023,446	$ (10,408,141)	$ 11,721,082

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0814
1.774744.112

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.72%
Actual		$ 1,000.00	$ 1,045.60	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class	.82%
Actual		$ 1,000.00	$ 1,045.20	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Service Class 2.97%
Actual		$ 1,000.00	$ 1,044.10	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class	.80%
Actual		$ 1,000.00	$ 1,044.90	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	6.3	4.4
Gilead Sciences, Inc.	4.8	2.3
Facebook, Inc. Class A	4.7	3.7
Google, Inc. Class A	4.2	2.4
Ameriprise Financial, Inc.	4.1	3.1
Starbucks Corp.	4.0	3.7
Lorillard, Inc.	3.6	2.0
Biogen Idec, Inc.	3.3	2.7
Harley-Davidson, Inc.	2.7	2.7
TJX Companies, Inc.	2.3	3.2
	40.0
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	29.0	17.7
Consumer Discretionary	27.1	30.9
Financials	13.7	14.2
Information Technology	13.3	11.7
Consumer Staples	4.9	2.5
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 97.2%		Stocks 95.8%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	11.4%	** Foreign investments	11.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 27.1%
Auto Components - 0.9%
Dorman Products, Inc. (a)	10,000	$ 493,200
Tenneco, Inc. (a)	16,100	1,057,770
		1,550,970
Automobiles - 3.2%
Harley-Davidson, Inc.	69,658	4,865,611
Tesla Motors, Inc. (a)(d)	3,823	917,749
		5,783,360
Diversified Consumer Services - 0.7%
H&R Block, Inc.	35,307	1,183,491
Hotels, Restaurants & Leisure - 11.5%
Bloomin' Brands, Inc. (a)	20,800	466,544
Brinker International, Inc.	46,026	2,239,165
Buffalo Wild Wings, Inc. (a)	2,000	331,420
Chipotle Mexican Grill, Inc. (a)	1,100	651,761
Fiesta Restaurant Group, Inc. (a)	10,000	464,100
Las Vegas Sands Corp.	20,800	1,585,376
Paddy Power PLC (Ireland)	23,242	1,527,613
Ruth's Hospitality Group, Inc.	100,000	1,235,000
Sonic Corp. (a)	20,000	441,600
Starbucks Corp.	92,745	7,176,608
Whitbread PLC	22,039	1,662,967
Wyndham Worldwide Corp.	20,199	1,529,468
Wynn Resorts Ltd.	5,300	1,100,068
		20,411,690
Internet & Catalog Retail - 0.3%
ASOS PLC (a)	10,672	540,616
Leisure Products - 1.0%
Polaris Industries, Inc.	13,513	1,759,933
Media - 3.5%
A.H. Belo Corp. Class A	55,000	651,750
Dentsu, Inc.	15,000	610,872
Interpublic Group of Companies, Inc.	63,084	1,230,769
Liberty Global PLC Class A (a)	17,900	791,538
Salem Communications Corp. Class A	19,000	179,740
The Walt Disney Co.	25,300	2,169,222
Time Warner Cable, Inc.	4,500	662,850
		6,296,741
Specialty Retail - 5.2%
DSW, Inc. Class A	31,200	871,728
Gap, Inc.	83,394	3,466,689
TJX Companies, Inc.	76,990	4,092,019
Urban Outfitters, Inc. (a)	9,500	321,670
World Duty Free SpA (a)	50,000	609,339
		9,361,445

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	21,045	$ 1,403,070
TOTAL CONSUMER DISCRETIONARY		48,291,316
CONSUMER STAPLES - 4.9%
Tobacco - 4.9%
Altria Group, Inc.	24,200	1,014,948
Lorillard, Inc.	105,116	6,408,923
Reynolds American, Inc.	20,327	1,226,734
		8,650,605
ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Halliburton Co.	21,000	1,491,210
RigNet, Inc. (a)	5,000	269,100
		1,760,310
Oil, Gas & Consumable Fuels - 2.0%
Devon Energy Corp.	17,200	1,365,680
The Williams Companies, Inc.	26,000	1,513,460
YPF SA Class D sponsored ADR	22,962	750,398
		3,629,538
TOTAL ENERGY		5,389,848
FINANCIALS - 13.7%
Capital Markets - 11.2%
Affiliated Managers Group, Inc. (a)	12,178	2,501,361
Ameriprise Financial, Inc.	61,092	7,331,040
BlackRock, Inc. Class A	10,054	3,213,258
Charles Schwab Corp.	132,260	3,561,762
E*TRADE Financial Corp. (a)	108,786	2,312,790
Fortress Investment Group LLC	60,000	446,400
Monex Group, Inc.	172,600	639,433
		20,006,044
Diversified Financial Services - 2.0%
McGraw Hill Financial, Inc.	42,608	3,537,742
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	15,800	818,756
Real Estate Management & Development - 0.0%
RE/MAX Holdings, Inc.	1,000	29,590
TOTAL FINANCIALS		24,392,132
HEALTH CARE - 29.0%
Biotechnology - 19.5%
Actelion Ltd.	12,129	1,534,589
Alexion Pharmaceuticals, Inc. (a)	15,552	2,430,000
Amgen, Inc.	94,401	11,174,246
Biogen Idec, Inc. (a)	18,650	5,880,532
Celgene Corp. (a)	46,406	3,985,347
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	16,826	$ 1,174,791
Gilead Sciences, Inc. (a)	102,582	8,505,074
		34,684,579
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	250,408	3,197,710
Health Care Providers & Services - 0.7%
McKesson Corp.	6,700	1,247,607
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	10,595	1,891,631
PAREXEL International Corp. (a)	4,900	258,916
		2,150,547
Pharmaceuticals - 5.8%
AbbVie, Inc.	12,600	711,144
Actavis PLC (a)	13,293	2,965,004
Astellas Pharma, Inc.	50,500	664,104
Cardiome Pharma Corp. (a)	10,000	78,722
Flamel Technologies SA sponsored ADR (a)	18,778	281,670
Jazz Pharmaceuticals PLC (a)	16,956	2,492,702
Pacira Pharmaceuticals, Inc. (a)	15,105	1,387,545
Perrigo Co. PLC	6,170	899,339
Shire PLC	5,300	415,748
The Medicines Company (a)	14,200	412,652
		10,308,630
TOTAL HEALTH CARE		51,589,073
INDUSTRIALS - 4.4%
Airlines - 0.3%
United Continental Holdings, Inc. (a)	14,304	587,465
Building Products - 1.0%
Lennox International, Inc.	19,091	1,709,981
Industrial Conglomerates - 0.5%
3M Co.	6,500	931,060
Machinery - 0.7%
Wabtec Corp.	14,896	1,230,261
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)	500,000	1,485,000
Road & Rail - 0.9%
Union Pacific Corp.	16,600	1,655,850
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	5,222	239,168
TOTAL INDUSTRIALS		7,838,785
INFORMATION TECHNOLOGY - 13.3%
Electronic Equipment & Components - 0.6%
OMRON Corp.	24,500	1,033,155

	Shares	Value
Internet Software & Services - 9.5%
Datalex PLC	500,000	$ 1,061,208
Facebook, Inc. Class A (a)	123,034	8,278,958
Google, Inc. Class A (a)	12,938	7,564,460
		16,904,626
IT Services - 1.2%
Alliance Data Systems Corp. (a)	5,200	1,462,500
Fiserv, Inc. (a)	7,100	428,272
Paychex, Inc.	6,100	253,516
		2,144,288
Software - 2.0%
Concur Technologies, Inc. (a)	3,300	308,022
Intuit, Inc.	7,800	628,134
NetSuite, Inc. (a)	2,200	191,136
Oracle Corp.	49,900	2,022,447
Rovi Corp. (a)	14,600	349,816
		3,499,555
TOTAL INFORMATION TECHNOLOGY		23,581,624
MATERIALS - 1.8%
Chemicals - 1.8%
Eastman Chemical Co.	16,293	1,423,194
Ferro Corp. (a)	64,020	804,091
Monsanto Co.	8,400	1,047,816
		3,275,101
TOTAL COMMON STOCKS (Cost $143,295,424)		173,008,484
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.11% (b)	6,790,540	6,790,540
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	932,812	932,812
TOTAL MONEY MARKET FUNDS (Cost $7,723,352)		7,723,352
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $151,018,776)	180,731,836
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(2,714,063)
NET ASSETS - 100%	$ 178,017,773
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,035
Fidelity Securities Lending Cash Central Fund	5,097
Total	$ 8,132
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,291,316	$ 47,680,444	$ 610,872	$ -
Consumer Staples	8,650,605	8,650,605	-	-
Energy	5,389,848	5,389,848	-	-
Financials	24,392,132	23,752,699	639,433	-
Health Care	51,589,073	50,509,221	1,079,852	-
Industrials	7,838,785	7,838,785	-	-
Information Technology	23,581,624	22,548,469	1,033,155	-
Materials	3,275,101	3,275,101	-	-
Money Market Funds	7,723,352	7,723,352	-	-
Total Investments in Securities:	$ 180,731,836	$ 177,368,524	$ 3,363,312	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
Ireland	5.1%
Japan	1.7%
United Kingdom	1.6%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $917,749) - See accompanying schedule: Unaffiliated issuers (cost $143,295,424)	$ 173,008,484
Fidelity Central Funds (cost $7,723,352)	7,723,352
Total Investments (cost $151,018,776)		$ 180,731,836
Foreign currency held at value (cost $2,169)		2,132
Receivable for investments sold		1,817,279
Dividends receivable		70,502
Distributions receivable from Fidelity Central Funds		841
Other receivables		1,031
Total assets		182,623,621

Liabilities
Payable for investments purchased	$ 3,361,446
Payable for fund shares redeemed	163,285
Accrued management fee	80,658
Distribution and service plan fees payable	4,902
Other affiliated payables	23,423
Other payables and accrued expenses	39,322
Collateral on securities loaned, at value	932,812
Total liabilities		4,605,848

Net Assets		$ 178,017,773
Net Assets consist of:
Paid in capital		$ 138,203,949
Undistributed net investment income		438,462
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,661,040
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,714,322
Net Assets		$ 178,017,773

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($34,314,740 ÷ 2,646,434 shares)	$ 12.97

Service Class: Net Asset Value, offering price and redemption price per share ($507,349 ÷ 39,459 shares)	$ 12.86

Service Class 2: Net Asset Value, offering price and redemption price per share ($23,051,242 ÷ 1,818,227 shares)	$ 12.68

Investor Class: Net Asset Value, offering price and redemption price per share ($120,144,442 ÷ 9,281,002 shares)	$ 12.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,133,188
Income from Fidelity Central Funds		8,132
Total income		1,141,320

Expenses
Management fee	$ 482,128
Transfer agent fees	106,660
Distribution and service plan fees	30,092
Accounting and security lending fees	34,401
Custodian fees and expenses	25,929
Independent trustees' compensation	342
Audit	24,675
Legal	169
Miscellaneous	647
Total expenses before reductions	705,043
Expense reductions	(2,498)	702,545
Net investment income (loss)		438,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,797,095
Foreign currency transactions	(9,050)
Total net realized gain (loss)		9,788,045
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,996,950)
Assets and liabilities in foreign currencies	705
Total change in net unrealized appreciation (depreciation)		(2,996,245)
Net gain (loss)		6,791,800
Net increase (decrease) in net assets resulting from operations		$ 7,230,575

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 438,775	$ 445,413
Net realized gain (loss)	9,788,045	13,456,320
Change in net unrealized appreciation (depreciation)	(2,996,245)	24,149,943
Net increase (decrease) in net assets resulting from operations	7,230,575	38,051,676
Distributions to shareholders from net investment income	-	(403,981)
Distributions to shareholders from net realized gain	(4,809,669)	(10,720,056)
Total distributions	(4,809,669)	(11,124,037)
Share transactions - net increase (decrease)	10,091,954	61,579,952
Total increase (decrease) in net assets	12,512,860	88,507,591

Net Assets
Beginning of period	165,504,913	76,997,322
End of period (including undistributed net investment income of $438,462 and distributions in excess of net investment income of $313, respectively)	$ 178,017,773	$ 165,504,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 10.02	$ 8.22	$ 8.47	$ 7.17	$ 5.28
Income from Investment Operations
Net investment income (loss) E	.04	.05	.07	.03	- I	.03
Net realized and unrealized gain (loss)	.53	3.70	1.80	(.26)	1.32	1.88
Total from investment operations	.57	3.75	1.87	(.23)	1.32	1.91
Distributions from net investment income	-	(.04)	(.07)	(.02)	(.02)	(.02)
Distributions from net realized gain	(.36)	(.97)	-	-	-	-
Total distributions	(.36)	(1.01)	(.07)	(.02)	(.02)	(.02)
Net asset value, end of period	$ 12.97	$ 12.76	$ 10.02	$ 8.22	$ 8.47	$ 7.17
Total ReturnB, C, D	4.56%	38.53%	22.72%	(2.69)%	18.41%	36.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.72%A	.77%	.82%	.87%	.88%	.93%
Expenses net of fee waivers, if any	.72%A	.77%	.82%	.85%	.85%	.85%
Expenses net of all reductions	.72%A	.76%	.80%	.84%	.83%	.83%
Net investment income (loss)	.58%A	.47%	.78%	.30%	(.02)%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,315	$ 35,050	$ 21,049	$ 13,817	$ 18,907	$ 16,986
Portfolio turnover rateG	126%A	136%	168%	168%	206%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 9.95	$ 8.17	$ 8.41	$ 7.14	$ 5.25
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.02	(.01)	.02
Net realized and unrealized gain (loss)	.53	3.67	1.78	(.25)	1.30	1.88
Total from investment operations	.56	3.71	1.85	(.23)	1.29	1.90
Distributions from net investment income	-	(.03)	(.07)	(.01)	(.02)	(.01)
Distributions from net realized gain	(.36)	(.97)	-	-	-	-
Total distributions	(.36)	(1.00)	(.07)	(.01)	(.02)	(.01)
Net asset value, end of period	$ 12.86	$ 12.66	$ 9.95	$ 8.17	$ 8.41	$ 7.14
Total ReturnB, C, D	4.52%	38.39%	22.61%	(2.68)%	18.06%	36.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.86%	.91%	.95%	.96%	1.02%
Expenses net of fee waivers, if any	.82%A	.86%	.91%	.95%	.95%	.95%
Expenses net of all reductions	.81%A	.85%	.88%	.94%	.93%	.94%
Net investment income (loss)	.49%A	.38%	.70%	.20%	(.12)%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 507	$ 518	$ 347	$ 141	$ 181	$ 217
Portfolio turnover rateG	126%A	136%	168%	168%	206%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 9.83	$ 8.08	$ 8.31	$ 7.06	$ 5.20
Income from Investment Operations
Net investment income (loss) E	.02	.03	.05	-I	(.02)	.01
Net realized and unrealized gain (loss)	.52	3.62	1.75	(.23)	1.29	1.85
Total from investment operations	.54	3.65	1.80	(.23)	1.27	1.86
Distributions from net investment income	-	(.01)	(.05)	-	(.02)	-I
Distributions from net realized gain	(.36)	(.97)	-	-	-	-
Total distributions	(.36)	(.98)	(.05)	-	(.02)	-I
Net asset value, end of period	$ 12.68	$ 12.50	$ 9.83	$ 8.08	$ 8.31	$ 7.06
Total ReturnB, C, D	4.41%	38.25%	22.25%	(2.77)%	17.99%	35.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.97%A	1.02%	1.07%	1.11%	1.13%	1.19%
Expenses net of fee waivers, if any	.97%A	1.01%	1.07%	1.10%	1.10%	1.10%
Expenses net of all reductions	.97%A	1.00%	1.05%	1.09%	1.08%	1.08%
Net investment income (loss)	.34%A	.22%	.54%	.05%	(.27)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,051	$ 24,512	$ 18,565	$ 12,014	$ 14,492	$ 14,190
Portfolio turnover rateG	126%A	136%	168%	168%	206%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 10.01	$ 8.22	$ 8.46	$ 7.17	$ 5.28
Income from Investment Operations
Net investment income (loss) E	.03	.05	.07	.02	(.01)	.02
Net realized and unrealized gain (loss)	.53	3.69	1.78	(.24)	1.32	1.88
Total from investment operations	.56	3.74	1.85	(.22)	1.31	1.90
Distributions from net investment income	-	(.04)	(.06)	(.02)	(.02)	(.01)
Distributions from net realized gain	(.36)	(.97)	-	-	-	-
Total distributions	(.36)	(1.00)I	(.06)	(.02)	(.02)	(.01)
Net asset value, end of period	$ 12.95	$ 12.75	$ 10.01	$ 8.22	$ 8.46	$ 7.17
Total ReturnB, C, D	4.49%	38.52%	22.52%	(2.64)%	18.27%	36.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.84%	.90%	.94%	.96%	1.03%
Expenses net of fee waivers, if any	.80%A	.84%	.90%	.93%	.93%	.93%
Expenses net of all reductions	.79%A	.83%	.87%	.92%	.91%	.91%
Net investment income (loss)	.51%A	.40%	.71%	.22%	(.10)%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,144	$ 105,425	$ 37,037	$ 22,787	$ 24,271	$ 17,775
Portfolio turnover rateG	126%A	136%	168%	168%	206%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.00 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.967 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,639,889
Gross unrealized depreciation	(1,913,623)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,726,266

Tax cost	$ 151,005,570

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $114,032,591 and $106,309,518, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 306
Service Class 2	29,786
$ 30,092

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 12,527
Service Class	204
Service Class 2	8,497
Investor Class	85,432
$ 106,660

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,020 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $149 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Semiannual Report

7. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,090. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,498 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 106,420
Service Class	-	1,080
Service Class 2	-	26,442
Investor Class	-	270,039
Total	$ -	$ 403,981
From net realized gain
Initial Class	$ 968,321	$ 2,345,515
Service Class	15,600	32,894
Service Class 2	691,740	1,837,129
Investor Class	3,134,008	6,504,518
Total	$ 4,809,669	$ 10,720,056

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	332,287	1,028,699	$ 4,223,054	$ 11,996,636
Reinvestment of distributions	78,280	208,977	968,321	2,451,935
Shares redeemed	(510,488)	(591,772)	(6,377,781)	(6,641,365)
Net increase (decrease)	(99,921)	645,904	$ (1,186,406)	$ 7,807,206
Service Class
Shares sold	38,968	8,391	$ 489,873	$ 99,610
Reinvestment of distributions	1,271	2,934	15,600	33,975
Shares redeemed	(41,710)	(5,218)	(509,757)	(59,819)
Net increase (decrease)	(1,471)	6,107	$ (4,284)	$ 73,766
Service Class 2
Shares sold	162,536	677,204	$ 2,018,399	$ 7,528,706
Reinvestment of distributions	57,121	163,116	691,740	1,863,571
Shares redeemed	(362,129)	(767,397)	(4,485,114)	(8,652,357)
Net increase (decrease)	(142,472)	72,923	$ (1,774,975)	$ 739,920
Investor Class
Shares sold	1,867,174	4,665,664	$ 23,660,940	$ 53,664,966
Reinvestment of distributions	253,766	572,156	3,134,008	6,774,557
Shares redeemed	(1,110,681)	(666,179)	(13,737,329)	(7,480,463)
Net increase (decrease)	1,010,259	4,571,641	$ 13,057,619	$ 52,959,060

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0814
1.761772.113

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 20, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 20, 2014